John Hancock
Seaport Long/Short Fund
Quarterly portfolio holdings 1/31/2022

Fund’s investments
As of 1-31-22 (unaudited)
	Shares	Value
Common stocks 60.2%		$639,201,355
(Cost $616,414,880)
Communication services 1.5%		15,518,630
Entertainment 0.1%
Roku, Inc. (A)	7,598	1,246,452
Interactive media and services 1.1%
Alphabet, Inc., Class A (A)	1,415	3,829,089
Alphabet, Inc., Class C (A)	166	450,519
Baidu, Inc., Class A (A)	2,088	41,361
Match Group, Inc. (A)	17,770	2,002,679
Meta Platforms, Inc., Class A (A)	11,037	3,457,451
Tencent Holdings, Ltd.	19,431	1,217,591
Media 0.3%
Cardlytics, Inc. (A)	28,707	1,926,240
DISH Network Corp., Class A (A)	42,906	1,347,248
Consumer discretionary 2.2%		23,154,928
Automobiles 0.4%
Guangzhou Automobile Group Company, Ltd., H Shares	19,445	19,101
Kia Corp.	22,362	1,559,206
Mahindra & Mahindra, Ltd.	142,336	1,698,999
XPeng, Inc., A Shares (A)	3,810	66,452
XPeng, Inc., ADR (A)	10,115	354,935
Diversified consumer services 0.0%
Hope Education Group Company, Ltd. (B)	1,414,258	182,366
Hotels, restaurants and leisure 0.3%
Airbnb, Inc., Class A (A)	13,073	2,012,850
Bloomberry Resorts Corp. (A)	157,225	19,366
Galaxy Entertainment Group, Ltd. (A)	208,350	1,206,610
Household durables 0.7%
Cavco Industries, Inc. (A)	2,544	685,455
Panasonic Corp.	175,462	1,931,750
Skyline Champion Corp. (A)	65,496	4,410,501
Internet and direct marketing retail 0.5%
Amazon.com, Inc. (A)	1,930	5,773,537
JD.com, Inc., Class A (A)	933	35,362
Specialty retail 0.3%
Floor & Decor Holdings, Inc., Class A (A)	10,171	1,105,791
The TJX Companies, Inc.	4,236	304,865
Ulta Beauty, Inc. (A)	4,915	1,787,782
Consumer staples 0.2%		1,960,487
Beverages 0.2%
Constellation Brands, Inc., Class A	8,246	1,960,487
Energy 2.6%		27,758,102
Energy equipment and services 0.4%
Baker Hughes Company	73,215	2,009,020
Schlumberger NV	52,555	2,053,324
Tenaris SA, ADR	29,691	723,867
Oil, gas and consumable fuels 2.2%
ARC Resources, Ltd.	280,829	3,289,575
Chesapeake Energy Corp.	55,704	3,797,342
2	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Coterra Energy, Inc.	184,751	$4,046,047
Pioneer Natural Resources Company	8,643	1,891,866
Reliance Industries, Ltd.	100,207	3,225,937
Shell PLC	1,586	40,472
SK Innovation Company, Ltd. (A)	8,122	1,490,614
S-Oil Corp.	787	59,744
Viper Energy Partners LP	151,636	4,100,237
Whitehaven Coal, Ltd. (A)	537,980	1,030,057
Financials 17.1%		181,804,104
Banks 7.2%
AIB Group PLC (A)	977,560	2,582,021
Amerant Bancorp, Inc.	29,551	1,004,734
Ameris Bancorp	52,676	2,597,454
Australia & New Zealand Banking Group, Ltd.	83,243	1,573,196
Axis Bank, Ltd. (A)	238,405	2,490,100
Bangkok Bank PCL	9,000	36,820
BAWAG Group AG (A)(B)	127,913	7,676,719
Cadence Bank	79,583	2,480,602
Commerzbank AG (A)	242,407	2,093,258
Erste Group Bank AG	125,978	5,888,285
Fifth Third Bancorp	11,997	535,426
First Busey Corp.	22,011	613,667
First Interstate BancSystem, Inc., Class A	11,068	406,749
Fukuoka Financial Group, Inc.	138,600	2,721,985
Intesa Sanpaolo SpA	358,407	1,065,128
JPMorgan Chase & Co.	7,194	1,069,028
KB Financial Group, Inc.	1,564	77,511
KBC Ancora	10,851	522,874
KBC Group NV	59,325	5,159,456
Kotak Mahindra Bank, Ltd.	77,693	1,947,633
Lloyds Banking Group PLC	690,339	479,075
M&T Bank Corp.	5,329	902,626
Mitsubishi UFJ Financial Group, Inc.	257,089	1,558,288
Nova Ljubljanska Banka DD, GDR	20,978	348,863
Popular, Inc.	47,303	4,218,009
Standard Chartered PLC	209,795	1,527,884
Synovus Financial Corp.	182,227	9,067,616
Triumph Bancorp, Inc. (A)	15,293	1,337,832
UniCredit SpA	337,968	5,371,466
United Community Banks, Inc.	65,933	2,333,369
Veritex Holdings, Inc.	48,541	1,948,921
Vietnam Technological & Commercial Joint Stock Bank (A)	599,870	1,413,936
Western Alliance Bancorp	33,373	3,310,268
Zions Bancorp NA	10,256	695,562
Capital markets 3.9%
Allfunds Group PLC (A)	142,048	1,995,986
Ares Management Corp., Class A	88,193	7,030,746
Bridge Investment Group Holdings, Inc., Class A	20,235	435,053
Coinbase Global, Inc., Class A (A)	14,121	2,685,108
Hamilton Lane Alliance Holdings I, Inc. (A)	174,158	1,720,681
Intermediate Capital Group PLC	97,853	2,527,111
Morgan Stanley	22,346	2,291,359
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	3

	Shares	Value
Financials (continued)
Capital markets (continued)
Perella Weinberg Partners	55,100	$598,386
Raymond James Financial, Inc.	16,704	1,768,452
Rothschild & Company	29,830	1,294,356
S&P Global, Inc.	5,901	2,450,213
StepStone Group, Inc., Class A	8,500	297,585
The Blackstone Group, Inc.	15,043	1,985,225
The Charles Schwab Corp.	121,925	10,692,823
Tradeweb Markets, Inc., Class A	25,215	2,137,476
XP, Inc., Class A (A)	49,700	1,655,507
Consumer finance 0.5%
American Express Company	27,433	4,933,002
SoFi Technologies, Inc. (A)	795	9,922
Diversified financial services 0.3%
Equitable Holdings, Inc.	85,291	2,869,189
Insurance 4.9%
AIA Group, Ltd.	195,125	2,037,068
Arch Capital Group, Ltd. (A)	104,610	4,845,535
AXA SA	115,098	3,645,268
Beazley PLC (A)	572,776	3,802,774
China Pacific Insurance Group Company, Ltd., H Shares	646,445	1,967,906
Enstar Group, Ltd. (A)	21,046	5,578,874
Fidelity National Financial, Inc.	47,717	2,402,551
Intact Financial Corp.	77,529	10,504,509
Oscar Health, Inc., Class A (A)(C)	35,430	237,381
Ping An Insurance Group Company of China, Ltd., H Shares	265,050	2,103,389
Rand Merchant Investment Holdings, Ltd.	152,738	482,553
T&D Holdings, Inc.	452,180	6,682,453
Talanx AG	15,703	751,565
The Progressive Corp.	20,670	2,246,002
Tokio Marine Holdings, Inc.	48,100	2,870,303
Trupanion, Inc. (A)	24,656	2,348,484
Thrifts and mortgage finance 0.3%
MGIC Investment Corp.	188,600	2,862,948
Health care 14.6%		155,502,846
Biotechnology 6.0%
Abcam PLC (A)	25,281	455,378
Akeso, Inc. (A)(B)	9,903	26,900
Aligos Therapeutics, Inc. (A)	87,836	280,197
Alkermes PLC (A)	78,683	2,006,417
Alnylam Pharmaceuticals, Inc. (A)	6,150	846,240
Amicus Therapeutics, Inc. (A)	140,790	1,324,834
Amoy Diagnostics Company, Ltd., Class A	53,844	489,225
Argenx SE, ADR (A)	8,709	2,344,985
Ascendis Pharma A/S, ADR (A)	39,444	4,797,968
BioAtla, Inc. (A)	31,930	305,251
BioNTech SE, ADR (A)	4,388	755,087
Blueprint Medicines Corp. (A)	23,890	1,841,919
Celldex Therapeutics, Inc. (A)	24,851	770,630
Clementia Pharmaceuticals, Inc. (A)(D)	9,185	0
Entrada Therapeutics, Inc. (A)(C)	86,199	954,223
Everest Medicines, Ltd. (A)(B)	137,528	458,053
4	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Exact Sciences Corp. (A)	40,640	$3,103,270
Genmab A/S (A)	7,150	2,434,786
Genus PLC	19,855	1,024,898
Gilead Sciences, Inc.	10,648	731,305
Gracell Biotechnologies, Inc., ADR (A)	49,850	176,968
Grifols SA	92,731	1,635,248
ImmunoGen, Inc. (A)	434,624	2,455,626
Invitae Corp. (A)	46,950	527,718
Ironwood Pharmaceuticals, Inc. (A)	123,717	1,379,445
Karuna Therapeutics, Inc. (A)	11,825	1,313,285
Kodiak Sciences, Inc. (A)	37,040	2,174,248
Kymera Therapeutics, Inc. (A)	31,851	1,337,742
Madrigal Pharmaceuticals, Inc. (A)	28,651	1,649,725
Merus NV (A)	101,261	2,492,033
Mirati Therapeutics, Inc. (A)	15,609	1,862,154
Moderna, Inc. (A)	4,642	786,030
Molecular Partners AG (A)(C)	48,409	1,327,637
Myovant Sciences, Ltd. (A)	74,655	974,994
Nurix Therapeutics, Inc. (A)	49,688	925,191
Olema Pharmaceuticals, Inc. (A)	41,696	268,105
Regeneron Pharmaceuticals, Inc. (A)	1,169	711,442
Remegen Company, Ltd., H Shares (A)(B)(C)	79,500	524,860
Sage Therapeutics, Inc. (A)	3,911	154,172
Seagen, Inc. (A)	16,322	2,195,472
Turning Point Therapeutics, Inc. (A)	35,058	1,305,209
Vaxcyte, Inc. (A)	67,696	1,288,932
Veracyte, Inc. (A)	17,724	538,987
Vertex Pharmaceuticals, Inc. (A)	27,017	6,566,482
Verve Therapeutics, Inc. (A)	37,335	1,075,995
Zai Lab, Ltd. (A)	3,200	151,153
Zai Lab, Ltd., ADR (A)	51,386	2,552,343
Zymeworks, Inc. (A)	37,337	332,299
Health care equipment and supplies 1.7%
Alcon, Inc.	24,603	1,897,103
Align Technology, Inc. (A)	810	400,918
Avanos Medical, Inc. (A)	41,039	1,241,840
Baxter International, Inc.	18,732	1,600,462
Becton, Dickinson and Company	1,357	344,868
Boston Scientific Corp. (A)	14,557	624,495
DiaSorin SpA	9,162	1,412,426
Edwards Lifesciences Corp. (A)	17,519	1,913,075
Glaukos Corp. (A)	16,975	903,749
Haemonetics Corp. (A)	6,155	297,594
Hologic, Inc. (A)	9,159	643,328
IDEXX Laboratories, Inc. (A)	1,226	621,950
Inari Medical, Inc. (A)	778	57,230
Insulet Corp. (A)	1,852	459,296
Integra LifeSciences Holdings Corp. (A)	4,064	263,103
Koninklijke Philips NV	23,740	789,670
Lifetech Scientific Corp. (A)	245,149	101,719
Masimo Corp. (A)	4,916	1,080,881
Quidel Corp. (A)	568	58,708
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	8,121	10,008
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	5

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Smith & Nephew PLC	49,624	$843,954
Stryker Corp.	9,296	2,305,873
Teleflex, Inc.	359	111,358
Venus MedTech Hangzhou, Inc., H Shares (A)(B)	56,539	218,953
Health care providers and services 1.4%
AdaptHealth Corp. (A)	49,342	932,564
agilon health, Inc. (A)	50,762	841,634
Amedisys, Inc. (A)	1,667	225,212
Anthem, Inc.	855	377,046
Cano Health, Inc. (A)	3,701	21,392
Centene Corp. (A)	30,084	2,339,332
Covetrus, Inc. (A)	3,776	68,232
Encompass Health Corp.	15,756	977,502
HCA Healthcare, Inc.	1,354	325,028
Humana, Inc.	4,034	1,583,345
Laboratory Corp. of America Holdings (A)	1,743	472,980
Molina Healthcare, Inc. (A)	552	160,345
Notre Dame Intermedica Participacoes SA	117,100	1,570,125
Owens & Minor, Inc.	29,148	1,226,839
R1 RCM, Inc. (A)	36,854	876,388
UnitedHealth Group, Inc.	6,049	2,858,576
Health care technology 0.0%
Change Healthcare, Inc. (A)	3,379	66,499
Health Catalyst, Inc. (A)	5,344	159,518
Life sciences tools and services 1.6%
Agilent Technologies, Inc.	12,787	1,781,485
Bio-Techne Corp.	3,135	1,180,045
Danaher Corp.	16,967	4,848,999
ICON PLC (A)	12,798	3,400,685
Illumina, Inc. (A)	272	94,879
Lonza Group AG	2,985	2,057,984
NanoString Technologies, Inc. (A)	23,967	832,134
NeoGenomics, Inc. (A)	23,739	535,077
Syneos Health, Inc. (A)	2,741	248,225
Tecan Group AG	2,744	1,334,166
Thermo Fisher Scientific, Inc.	212	123,236
Waters Corp. (A)	199	63,704
WuXi AppTec Company, Ltd., H Shares (B)	44,679	640,843
Pharmaceuticals 3.9%
Aclaris Therapeutics, Inc. (A)	193,907	2,117,464
Astellas Pharma, Inc.	139,250	2,247,573
AstraZeneca PLC	48,391	5,629,225
Bristol-Myers Squibb Company	6,000	389,340
Chugai Pharmaceutical Company, Ltd.	46,100	1,497,317
CSPC Pharmaceutical Group, Ltd.	1,032,635	1,255,053
Daiichi Sankyo Company, Ltd.	89,267	2,005,828
Eisai Company, Ltd.	43,523	2,179,850
Elanco Animal Health, Inc. (A)	27,912	726,828
Eli Lilly & Company	28,741	7,052,754
GlaxoSmithKline PLC	79,446	1,772,916
Hikma Pharmaceuticals PLC	27,704	778,292
Hutchmed China, Ltd. (A)	9,183	48,205
6	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Hutchmed China, Ltd., ADR (A)	26,107	$711,155
Hypera SA	24,218	141,885
Intra-Cellular Therapies, Inc. (A)	31,029	1,473,567
Johnson & Johnson	4,619	795,808
Nippon Shinyaku Company, Ltd.	2,788	182,254
Novartis AG	3,778	328,268
Ono Pharmaceutical Company, Ltd.	94,201	2,284,535
Pfizer, Inc.	55,297	2,913,599
Richter Gedeon NYRT	11,174	294,921
Roche Holding AG	2,789	1,079,341
UCB SA	11,309	1,125,305
Ventyx Biosciences, Inc. (A)(C)	79,944	1,299,889
Zoetis, Inc.	5,556	1,110,033
Industrials 5.8%		61,078,098
Aerospace and defense 0.3%
Babcock International Group PLC (A)	594,679	2,435,934
BWX Technologies, Inc.	24,346	1,083,640
Building products 0.7%
Builders FirstSource, Inc. (A)	27,638	1,879,108
Johnson Controls International PLC	74,934	5,445,454
Commercial services and supplies 0.7%
Aker Carbon Capture ASA (A)	185,497	414,128
Aris Water Solution, Inc., Class A	136,341	1,577,465
Copart, Inc. (A)	17,785	2,298,711
Serco Group PLC	1,667,814	3,016,916
Construction and engineering 0.4%
Fluor Corp. (A)	194,869	4,100,044
Electrical equipment 0.6%
Contemporary Amperex Technology Company, Ltd., Class A	36,488	3,524,273
Fluence Energy, Inc. (A)	3,300	61,710
Schneider Electric SE	13,295	2,252,111
Zhejiang HangKe Technology, Inc., Company, Class A	1,912	26,435
Machinery 1.1%
Altra Industrial Motion Corp.	43,008	2,076,426
Ebusco Holding BV (A)(C)	63,211	1,644,120
Proterra, Inc. (A)	16,899	133,671
Sandvik AB	113,552	2,990,337
The Japan Steel Works, Ltd.	42,100	1,399,592
The Middleby Corp. (A)	16,214	3,002,833
Wuxi Lead Intelligent Equipment Company, Ltd., Class A	2,300	26,438
Marine 0.5%
Irish Continental Group PLC (A)	966,798	4,810,084
Professional services 0.3%
IHS Markit, Ltd.	27,445	3,205,302
Road and rail 0.6%
ALD SA (B)	155,575	2,331,361
East Japan Railway Company	600	34,262
Uber Technologies, Inc. (A)	119,830	4,481,642
Trading companies and distributors 0.6%
AerCap Holdings NV (A)	38,224	2,408,112
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	7

	Shares	Value
Industrials (continued)
Trading companies and distributors (continued)
Applied Industrial Technologies, Inc.	43,863	$4,297,697
Brenntag SE	1,012	86,704
Transportation infrastructure 0.0%
Malaysia Airports Holdings BHD (A)	24,600	33,588
Information technology 10.6%		112,332,909
Communications equipment 0.3%
Arista Networks, Inc. (A)	29,060	3,612,449
Electronic equipment, instruments and components 0.0%
Genius Electronic Optical Company, Ltd.	2,200	38,404
IT services 3.0%
Accenture PLC, Class A	9,633	3,406,036
Block, Inc. (A)	2,515	307,559
Fidelity National Information Services, Inc.	14,221	1,705,382
FleetCor Technologies, Inc. (A)	5,486	1,307,094
Genpact, Ltd.	15,787	785,403
Global Payments, Inc.	27,035	4,052,006
GoDaddy, Inc., Class A (A)	36,343	2,751,529
Mastercard, Inc., Class A	9,551	3,690,315
MongoDB, Inc. (A)	5,246	2,125,207
Nuvei Corp. (A)	50,944	3,107,584
One 97 Communications, Ltd. (A)	1,343	16,547
Repay Holdings Corp. (A)	21,813	390,235
Shopify, Inc., Class A (A)	3,646	3,515,619
Twilio, Inc., Class A (A)	24,065	4,960,278
Semiconductors and semiconductor equipment 2.8%
Advanced Micro Devices, Inc. (A)	27,522	3,144,389
ASML Holding NV, NYRS	1,251	847,177
KLA Corp.	8,152	3,173,329
LandMark Optoelectronics Corp.	4,100	29,270
Marvell Technology, Inc.	115,632	8,256,125
Micron Technology, Inc.	42,760	3,517,865
NVIDIA Corp.	8,543	2,091,839
Rohm Company, Ltd.	7,602	640,371
STMicroelectronics NV	71,802	3,376,182
Synaptics, Inc. (A)	4,559	958,986
Tower Semiconductor, Ltd. (A)	95,332	3,274,654
Software 4.5%
Adobe, Inc. (A)	5,827	3,113,366
Atlassian Corp. PLC, Class A (A)	2,174	705,115
Avalara, Inc. (A)	40,817	4,474,360
Ceridian HCM Holding, Inc. (A)	36,846	2,793,664
Dynatrace, Inc. (A)	115,808	6,353,227
Five9, Inc. (A)	23,806	2,992,414
HubSpot, Inc. (A)	13,029	6,368,575
Intuit, Inc.	4,812	2,671,767
Jamf Holding Corp. (A)	13,414	443,467
Lightspeed Commerce, Inc. (A)	48,678	1,579,601
Palo Alto Networks, Inc. (A)	13,054	6,754,140
salesforce.com, Inc. (A)	21,751	5,059,935
ServiceNow, Inc. (A)	6,276	3,676,355
Venustech Group, Inc., Class A	68,577	265,089
8	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials 2.1%		$22,646,685
Chemicals 1.0%
Covestro AG (B)	56,737	3,403,822
Guangzhou Tinci Materials Technology Company, Ltd., Class A	1,700	25,623
Livent Corp. (A)	42,358	974,658
Showa Denko KK	124,144	2,578,939
Sinoma Science & Technology Company, Ltd., Class A	143,300	669,417
Sociedad Quimica y Minera de Chile SA, ADR	29,021	1,571,487
Toray Industries, Inc.	253,609	1,602,761
Construction materials 0.0%
Anhui Conch Cement Company, Ltd., H Shares	5,211	27,564
China National Building Material Company, Ltd., H Shares	26,764	34,762
Containers and packaging 0.0%
Yunnan Energy New Material Company, Ltd., Class A	1,000	40,218
Metals and mining 1.1%
Aluminum Corp. of China, Ltd., H Shares (A)	50,000	26,313
Angang Steel Company, Ltd., H Shares	60,000	26,328
ArcelorMittal SA	37,916	1,126,258
Baoshan Iron & Steel Company, Ltd., Class A	26,000	28,997
Barrick Gold Corp.	209,570	4,013,266
Bellevue Gold, Ltd. (A)	1,206,777	666,722
Endeavour Mining PLC	39,324	876,101
Ganfeng Lithium Company, Ltd., Class A	27,600	594,254
Ganfeng Lithium Company, Ltd., H Shares (B)	80,025	1,271,624
Gold Fields, Ltd., ADR	196,351	2,081,321
Turquoise Hill Resources, Ltd. (A)	57,500	1,006,250
Real estate 0.6%		6,163,423
Equity real estate investment trusts 0.6%
Medical Properties Trust, Inc.	259,167	5,898,641
Mitsui Fudosan Logistics Park, Inc. (E)	49	241,334
Real estate management and development 0.0%
BR Properties SA	17,198	23,448
Utilities 2.9%		31,281,143
Electric utilities 1.5%
American Electric Power Company, Inc.	52,602	4,755,221
Exelon Corp.	68,702	3,981,281
Power Grid Corp. of India, Ltd.	1,637,002	4,747,822
Public Power Corp. SA (A)	311,062	3,027,942
Gas utilities 0.0%
China Gas Holdings, Ltd.	356,015	604,863
Independent power and renewable electricity producers 0.5%
China Longyuan Power Group Corp., Ltd., H Shares	894,500	1,825,038
NTPC, Ltd.	1,654,503	3,167,254
Multi-utilities 0.8%
Engie SA	355,272	5,464,724
Sempra Energy	20,464	2,827,306
Water utilities 0.1%

Cia de Saneamento Basico do Estado de Sao Paulo, ADR	124,426	879,692
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	9

	Shares	Value

Preferred securities 0.9%		$9,189,205
(Cost $8,125,088)
Industrials 0.9%		9,189,205
Construction and engineering 0.9%

Fluor Corp., 6.500% (B)	7,809	9,189,205
Exchange-traded funds 0.5%		$5,386,090
(Cost $5,532,168)
SPDR S&P Regional Banking ETF (C)	47,061	3,369,568

VanEck Gold Miners ETF	66,706	2,016,522
Warrants 0.0%		$16,823
(Cost $60,949)
Ribbit LEAP, Ltd., Class A (Expiration Date: 9-9-25; Strike Price: $11.50) (A)	20,269	16,823

	Contracts/Notional amount	Value
Purchased options 0.6%		$6,136,887
(Cost $10,019,312)
Calls 0.3%		2,770,508
Exchange Traded Option on Block, Inc. (Expiration Date: 6-17-22; Strike Price: $220.00; Notional Amount: 23,000) (A)	230	12,880
Exchange Traded Option on Citigroup, Inc. (Expiration Date: 6-17-22; Strike Price: $75.00; Notional Amount: 61,200) (A)	612	67,626
Exchange Traded Option on Fidelity National Information Services, Inc. (Expiration Date: 7-15-22; Strike Price: $130.00; Notional Amount: 36,500) (A)	365	204,400
Exchange Traded Option on Fidelity National Information Services, Inc. (Expiration Date: 7-15-22; Strike Price: $135.00; Notional Amount: 91,300) (A)	913	392,590
Exchange Traded Option on Financial Select Sector SPDR Fund (Expiration Date: 6-17-22; Strike Price: $42.00; Notional Amount: 213,000) (A)	2,130	190,635
Exchange Traded Option on Fleetcor Technologies, Inc. (Expiration Date: 5-20-22; Strike Price: $260.00; Notional Amount: 37,100) (A)	371	335,755
Exchange Traded Option on Global Payments, Inc. (Expiration Date: 5-20-22; Strike Price: $155.00; Notional Amount: 81,700) (A)	817	796,575
Exchange Traded Option on Global Payments, Inc. (Expiration Date: 5-20-22; Strike Price: $165.00; Notional Amount: 11,400) (A)	114	69,540
Exchange Traded Option on iShares MSCI Emerging Markets ETF (Expiration Date: 3-31-22; Strike Price: $51.00; Notional Amount: 6,800) (A)	68	4,046
Exchange Traded Option on S&P 500 Mini Index (Expiration Date: 1-31-22; Strike Price: $490.00; Notional Amount: 1,100) (A)	11	2,640
Exchange Traded Option on WEX, Inc. (Expiration Date: 5-20-22; Strike Price: $170.00; Notional Amount: 6,000) (A)	60	62,400
Exchange Traded Option on WEX, Inc. (Expiration Date: 5-20-22; Strike Price: $175.00; Notional Amount: 2,300) (A)	23	19,665
Over the Counter Option on Baidu, Inc. (Expiration Date: 4-21-22; Strike Price: HKD 220.00; Counterparty: Morgan Stanley & Company International PLC) (A)(F)	348,470	18,182
Over the Counter Option on Central Japan Railway Company (Expiration Date: 2-10-22; Strike Price: JPY 19,209.80; Counterparty: JPMorgan Chase Bank, N.A.) (A)(F)	26,822	0
Over the Counter Option on Commerzbank AG (Expiration Date: 3-18-22; Strike Price: EUR 8.00; Counterparty: Goldman Sachs International) (A)(F)	1,070,000	335,914
Over the Counter Option on Denso Corp. (Expiration Date: 2-10-22; Strike Price: JPY 10,188.16; Counterparty: JPMorgan Chase Bank, N.A.) (A)(F)	44,965	64
Over the Counter Option on East Japan Railway Company (Expiration Date: 2-10-22; Strike Price: JPY 8,104.99; Counterparty: JPMorgan Chase Bank, N.A.) (A)(F)	58,372	8
Over the Counter Option on EURO STOXX 50 Index vs. S&P 500 Index (Expiration Date: 12-16-22; Strike Rate: 2.500%; Counterparty: Goldman Sachs International) (A)(F)	51,044,529	188,048
10	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Contracts/Notional amount	Value
Calls (continued)
Over the Counter Option on EURO STOXX 50 Index vs. S&P 500 Index (Expiration Date: 12-16-22; Strike Rate: 2.500%; Counterparty: Goldman Sachs International) (A)(F)	8,574,301	$15,339
Over the Counter Option on EURO STOXX 50 Index vs. S&P 500 Index (Expiration Date: 12-16-22; Strike Rate: 2.500%; Counterparty: Goldman Sachs International) (A)(F)	7,653,501	10,095
Over the Counter Option on EURO STOXX 50 Index vs. S&P 500 Index (Expiration Date: 12-16-22; Strike Rate: 2.500%; Counterparty: JPMorgan Chase Bank, N.A.) (A)(F)	13,271,470	37,412
Over the Counter Option on Nidec Corp. (Expiration Date: 2-10-22; Strike Price: JPY 15,335.00; Counterparty: JPMorgan Chase Bank, N.A.) (A)(F)	33,277	0
Over the Counter Option on TOPIX Banks Index (Expiration Date: 7-8-22; Strike Price: JPY 193.20; Counterparty: Goldman Sachs International) (A)(F)	2,170,000	134
Over the Counter Option on Toyota Motor Corp. (Expiration Date: 2-10-22; Strike Price: JPY 2,444.33; Counterparty: JPMorgan Chase Bank, N.A.) (A)(F)	219,292	6,560
Over the Counter Option on West Japan Railway Company (Expiration Date: 2-10-22; Strike Price: JPY 5,967.83; Counterparty: JPMorgan Chase Bank, N.A.) (A)(F)	79,969	0
Puts 0.3%		3,366,379
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 2-11-22; Strike Price: $333.00; Notional Amount: 51,100) (A)	511	61,320
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 2-18-22; Strike Price: $338.00; Notional Amount: 37,000) (A)	370	101,935
Exchange Traded Option on S&P 500 Index (Expiration Date: 2-18-22; Strike Price: $4,200.00; Notional Amount: 46,700) (A)	467	985,370
Exchange Traded Option on S&P 500 Index (Expiration Date: 3-18-22; Strike Price: $4,200.00; Notional Amount: 4,200) (A)	42	236,250
Exchange Traded Option on SPDR S&P Biotech ETF (Expiration Date: 6-17-22; Strike Price: $115.00; Notional Amount: 72,800) (A)	728	1,712,620
Over the Counter Option on USD vs. JPY (Expiration Date: 4-14-22; Strike Price: $111.80; Counterparty: Goldman Sachs International) (A)(F)	862,000	120,559
Over the Counter Option on USD vs. JPY (Expiration Date: 7-14-22; Strike Price: $112.50; Counterparty: Goldman Sachs International) (A)(F)	14,499,000	148,325

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 39.2%				$416,297,696
(Cost $416,307,615)
U.S. Government 29.9%				317,018,809
U.S. Cash Management Bill (G)	0.075	04-26-22	1,475,000	1,474,384
U.S. Cash Management Bill (G)	0.088	04-12-22	45,175,000	45,162,263
U.S. Cash Management Bill	0.115	04-05-22	2,900,000	2,899,416
U.S. Cash Management Bill	0.224	05-17-22	11,150,000	11,141,138
U.S. Cash Management Bill	0.253	05-24-22	2,865,000	2,862,611
U.S. Treasury Bill	0.040	02-03-22	240,000	240,000
U.S. Treasury Bill (G)	0.045	02-10-22	17,340,300	17,340,158
U.S. Treasury Bill (G)	0.046	02-15-22	12,660,000	12,659,814
U.S. Treasury Bill (G)	0.047	03-03-22	33,345,000	33,344,027
U.S. Treasury Bill (G)	0.047	03-08-22	2,710,000	2,709,914
U.S. Treasury Bill	0.048	02-01-22	15,945,000	15,945,000
U.S. Treasury Bill	0.048	03-15-22	1,740,000	1,739,928
U.S. Treasury Bill (G)	0.050	02-22-22	16,067,000	16,066,728
U.S. Treasury Bill (G)	0.050	03-10-22	6,430,000	6,429,784
U.S. Treasury Bill	0.055	03-01-22	490,000	489,986
U.S. Treasury Bill (G)	0.055	03-17-22	8,026,000	8,025,689
U.S. Treasury Bill (G)	0.057	02-08-22	15,603,000	15,602,904
U.S. Treasury Bill (G)	0.063	03-31-22	7,280,000	7,278,768
U.S. Treasury Bill (G)	0.075	03-24-22	28,640,000	28,636,856
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	11

	Yield* (%)	Maturity date	Par value^	Value
U.S. Government (continued)
U.S. Treasury Bill	0.082	03-22-22	16,265,000	$16,263,395
U.S. Treasury Bill (G)	0.090	04-07-22	31,535,000	31,527,100
U.S. Treasury Bill	0.140	03-29-22	25,920,000	25,914,890
U.S. Treasury Bill (G)	0.190	04-28-22	13,270,000	13,264,056

	Yield (%)	Shares	Value
Short-term funds 9.3%			99,278,887
John Hancock Collateral Trust (H)	0.0587(I)	288,434	2,885,059
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(I)	96,393,828	96,393,828

Total investments (Cost $1,056,460,012) 101.4%	$1,076,228,056
Other assets and liabilities, net (1.4%)	(14,758,396)
Total net assets 100.0%	$1,061,469,660

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 1-31-22. The value of securities on loan amounted to $3,006,093. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $336,454 in the form of U.S. Treasuries was pledged to the fund.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Security purchased or sold on a when-issued or delayed delivery basis.
(F)	For this type of option, notional amounts are equivalent to number of contracts.
(G)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(I)	The rate shown is the annualized seven-day yield as of 1-31-22.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 1-31-22:
United States	74.0%
Japan	3.1%
United Kingdom	2.9%
Canada	2.6%
China	2.0%
Ireland	1.8%
India	1.6%
France	1.4%
Austria	1.3%
Switzerland	1.1%
Other countries	8.2%
TOTAL	100.0%
12	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
KOSPI 200 Index Futures	7	Short	Mar 2022	$(561,176)	$(528,149)	$33,027
						$33,027
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	6,995,000	USD	5,006,140	MSI	2/28/2022	—	$(59,890)
AUD	895,000	USD	640,108	DB	3/16/2022	—	(7,179)
CAD	8,055,000	USD	6,352,549	GSI	2/28/2022	—	(15,840)
CAD	9,505,000	USD	7,491,921	GSI	3/16/2022	—	(14,878)
CHF	6,875,000	USD	7,479,273	JPM	2/28/2022	—	(55,115)
DKK	13,070,000	USD	1,990,515	MSI	2/28/2022	—	(16,042)
EUR	3,438,000	USD	3,880,000	MSI	2/28/2022	—	(15,573)
EUR	11,840,000	USD	13,427,448	DB	3/16/2022	—	(113,470)
EUR	6,610,000	USD	7,476,257	SCB	3/16/2022	—	(43,369)
GBP	4,216,000	USD	5,685,128	GSI	2/28/2022	—	(15,994)
GBP	6,858,000	USD	9,065,175	BNP	3/16/2022	$155,804	—
HKD	35,335,000	USD	4,535,879	MSI	3/16/2022	—	(4,017)
JPY	762,958,000	USD	6,722,417	MSI	2/28/2022	—	(91,306)
JPY	1,865,900,000	USD	16,311,234	BNP	3/16/2022	—	(90,783)
JPY	1,243,600,000	USD	10,931,814	MSI	3/16/2022	—	(121,078)
KRW	4,370,780,000	USD	3,652,757	MSI	2/28/2022	—	(29,914)
SEK	19,170,000	USD	2,083,503	GSI	2/28/2022	—	(27,239)
USD	650,604	AUD	895,000	JPM	3/16/2022	17,675	—
USD	9,322,014	EUR	8,227,000	JPM	2/28/2022	74,591	—
USD	6,186,986	EUR	5,483,000	BNP	3/16/2022	21,400	—
USD	3,081,036	EUR	2,715,000	SCB	3/16/2022	28,042	—
USD	4,224,737	HKD	32,890,000	GSI	2/28/2022	6,495	—
USD	3,393,535	INR	254,040,000	JPM	2/28/2022	—	(2,926)
USD	4,389,675	JPY	498,800,000	BNP	3/16/2022	53,558	—
USD	1,148,276	KRW	1,358,950,000	DB	3/16/2022	22,320	—
						$379,885	$(724,613)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
MSI	Baidu, Inc.	HKD	280.00	Apr 2022	348,470	348,470	$78,231	$(1,548)
							$78,231	$(1,548)
Exchange-traded	SPDR S&P Biotech ETF	USD	150.00	Jun 2022	728	72,800	202,637	(13,832)
							$202,637	$(13,832)
Puts
GSI	Commerzbank AG	EUR	4.40	Mar 2022	497,000	497,000	$74,433	$(3,504)
							$74,433	$(3,504)
Exchange-traded	Financial Select Sector SPDR Fund	USD	30.00	Jun 2022	1,900	190,000	191,282	(73,149)
							$546,583	$(92,033)

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	13

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
Exchange-traded	S&P 500 Index	USD	3,750.00	Mar 2022	42	4,200	$145,559	$(73,080)
							$145,559	$(73,080)
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	ARK Innovation ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,478,858	May 2023	GSI	—	$8,576	$8,576
Pay	Euro STOXX 50 Index	1-Month EUR ESTR Compounded OIS - 0.50%	Monthly	EUR	3,001,128	May 2023	GSI	—	98,029	98,029
Pay	Euro STOXX 50 Index	1-Month EUR ESTR Compounded OIS - 0.50%	Monthly	EUR	5,096,925	May 2023	GSI	—	(140,993)	(140,993)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	413,751	May 2023	GSI	—	(637)	(637)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.50%	Monthly	USD	218,049	May 2023	GSI	—	(335)	(335)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.50%	Monthly	USD	289,848	May 2023	GSI	—	(446)	(446)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.50%	Monthly	USD	801,060	May 2023	GSI	—	(1,232)	(1,232)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.50%	Monthly	USD	428,649	May 2023	GSI	—	(659)	(659)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.50%	Monthly	USD	639,561	May 2023	GSI	—	(984)	(984)
Pay	FTSE China A50 Index	1-Month USD OBFR - 12.50%	Monthly	USD	67,527	May 2023	GSI	—	3,408	3,408
Pay	FTSE China A50 Index	1-Month USD OBFR - 0.40%	Monthly	USD	86,284	May 2023	GSI	—	4,355	4,355
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 0.80%	Monthly	USD	478,179	May 2023	GSI	—	(4,429)	(4,429)
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 0.80%	Monthly	USD	2,249,532	May 2023	GSI	—	(20,834)	(20,834)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.70%	Monthly	USD	894,053	May 2023	GSI	—	(5,674)	(5,674)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.70%	Monthly	USD	3,966,257	May 2023	GSI	—	(25,170)	(25,170)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.70%	Monthly	USD	370,883	May 2023	GSI	—	(2,354)	(2,354)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	569,562	May 2023	GSI	—	(3,614)	(3,614)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	247,087	May 2023	GSI	—	(1,568)	(1,568)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,002,721	May 2023	GSI	—	(6,363)	(6,363)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	358,781	May 2023	GSI	—	(2,277)	(2,277)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	474,004	May 2023	GSI	—	(3,008)	(3,008)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,652,912	May 2023	GSI	—	(16,835)	(16,835)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	343,905	May 2023	GSI	—	(2,182)	(2,182)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	900,104	May 2023	GSI	—	(5,712)	(5,712)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,132,768	May 2023	GSI	—	(13,534)	(13,534)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,914,675	May 2023	GSI	—	(12,150)	(12,150)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.85%	Monthly	USD	1,043,818	May 2023	GSI	—	(6,624)	(6,624)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,014,213	May 2023	GSI	—	(43,791)	(43,791)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,216,569	May 2023	GSI	—	(20,441)	(20,441)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	186,910	May 2023	GSI	—	(1,724)	(1,724)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	593,239	May 2023	GSI	—	(5,471)	(5,471)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,143,131	May 2023	GSI	—	(10,542)	(10,542)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	216,835	May 2023	GSI	—	(2,000)	(2,000)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	357,713	May 2023	GSI	—	(3,299)	(3,299)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	342,104	May 2023	GSI	—	(3,155)	(3,155)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	134,018	May 2023	GSI	—	(1,236)	(1,236)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	920,132	May 2023	GSI	—	(8,485)	(8,485)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	273,405	May 2023	GSI	—	(2,521)	(2,521)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,153,371	May 2023	GSI	—	(10,441)	(10,441)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	628,633	May 2023	GSI	—	(5,691)	(5,691)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,218,901	May 2023	GSI	—	(47,439)	(47,439)
14	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.33%	Monthly	USD	9,023,903	May 2023	GSI	—	$(105,250)	$(105,250)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	710,333	May 2023	GSI	—	(7,626)	(7,626)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,373,583	May 2023	GSI	—	(25,483)	(25,483)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	3,052,643	May 2023	GSI	—	(32,774)	(32,774)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,310,765	May 2023	GSI	—	(14,073)	(14,073)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	698,270	May 2023	GSI	—	(7,497)	(7,497)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	864,908	May 2023	GSI	—	(9,286)	(9,286)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	646,447	May 2023	GSI	—	(4,573)	(4,573)
Pay	SPDR S&P Homebuilders ETF	1-Month USD OBFR - 0.28%	Monthly	USD	3,331,347	May 2023	GSI	—	(35,276)	(35,276)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 0.28%	Monthly	USD	300,331	May 2023	GSI	—	(5,618)	(5,618)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,151,882	May 2023	GSI	—	(21,546)	(21,546)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.60%	Monthly	USD	6,093,800	May 2023	GSI	—	120,141	120,141
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 1.15%	Monthly	USD	4,921,800	May 2023	GSI	—	97,034	97,034
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 1.15%	Monthly	USD	513,836	May 2023	GSI	—	10,130	10,130
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.90%	Monthly	USD	3,594,444	May 2023	GSI	—	70,865	70,865
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.90%	Monthly	USD	3,565,813	May 2023	GSI	—	70,301	70,301
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.50%	Monthly	USD	5,493,265	May 2023	GSI	—	108,301	108,301
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.50%	Monthly	USD	8,734,854	May 2023	GSI	—	172,210	172,210
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.50%	Monthly	USD	4,025,746	May 2023	GSI	—	79,368	79,368
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS	Monthly	JPY	31,540,643	May 2023	GSI	—	(1,683)	(1,683)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS	Monthly	JPY	23,655,366	May 2023	GSI	—	(1,262)	(1,262)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS	Monthly	JPY	31,934,768	May 2023	GSI	—	(1,704)	(1,704)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS	Monthly	JPY	39,031,331	May 2023	GSI	—	(2,083)	(2,083)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.20%	Monthly	JPY	29,789,047	May 2023	GSI	—	(1,590)	(1,590)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.20%	Monthly	JPY	21,448,238	May 2023	GSI	—	(1,145)	(1,145)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.20%	Monthly	JPY	14,568,689	May 2023	GSI	—	(778)	(778)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.20%	Monthly	JPY	16,405,360	May 2023	GSI	—	(876)	(876)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.20%	Monthly	JPY	18,103,283	May 2023	GSI	—	(966)	(966)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.20%	Monthly	JPY	18,842,034	May 2023	GSI	—	(1,006)	(1,006)
Pay	VanEck Semiconductor ETF	1-Month USD OBFR - 0.75%	Monthly	USD	14,923	May 2023	GSI	—	51	51
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	3,089,390	May 2023	GSI	—	65,299	65,299
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	397,138	May 2023	GSI	—	8,394	8,394
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,376,508	May 2023	GSI	—	50,231	50,231
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	3,140,844	May 2023	GSI	—	66,387	66,387
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,321,293	May 2023	GSI	—	49,064	49,064
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	3,463,259	May 2023	GSI	—	73,201	73,201
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	5,463,191	May 2023	GSI	—	115,473	115,473
Pay	Vanguard FTSE Europe ETF	1-Month USD OBFR - 0.85%	Monthly	USD	111,220	May 2023	GSI	—	(2,602)	(2,602)
Pay	Vanguard FTSE Europe ETF	1-Month USD OBFR - 0.45%	Monthly	USD	747,452	May 2023	GSI	—	13,387	13,387
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	15

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	ARK Innovation ETF	1-Month USD OBFR - 5.07%	Monthly	USD	2,878,992	May 2023	JPM	—	$357,367	$357,367
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	2,670,307	May 2023	JPM	—	242,099	242,099
Pay	Hang Seng Finance Index	1-Month HKD HIBOR - 0.35%	Monthly	HKD	1,105,964	May 2023	JPM	—	(8,097)	(8,097)
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	922,458	May 2023	JPM	—	36,393	36,393
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	995,550	May 2023	JPM	—	39,277	39,277
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	1,187,332	May 2023	JPM	—	27,522	27,522
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 0.75%	Monthly	USD	1,197,713	May 2023	JPM	—	89,429	89,429
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.32%	Monthly	USD	661,343	May 2023	JPM	—	49,380	49,380
Pay	iShares Expanded Tech Sector ETF	1-Month USD OBFR - 3.96%	Monthly	USD	2,114,465	May 2023	JPM	—	116,445	116,445
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 1.00%	Monthly	USD	858,583	May 2023	JPM	—	83,184	83,184
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	179,808	May 2023	JPM	—	17,421	17,421
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 1.68%	Monthly	USD	10,590,691	May 2023	JPM	—	1,026,085	1,026,085
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 2.54%	Monthly	USD	161,546	May 2023	JPM	—	15,652	15,652
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 1.07%	Monthly	USD	1,730,090	May 2023	JPM	—	167,621	167,621
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 1.08%	Monthly	USD	875,721	May 2023	JPM	—	84,845	84,845
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 1.45%	Monthly	USD	16,460,299	May 2023	JPM	—	1,594,765	1,594,765
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	404,323	May 2023	JPM	—	28,585	28,585
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	596,328	May 2023	JPM	—	42,160	42,160
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.86%	Monthly	USD	128,255	May 2023	JPM	—	9,176	9,176
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.95%	Monthly	USD	19,464,127	May 2023	JPM	—	1,392,482	1,392,482
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 0.57%	Monthly	USD	4,141,509	May 2023	JPM	—	413,630	413,630
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 0.57%	Monthly	USD	2,376,774	May 2023	JPM	—	237,378	237,378
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 0.28%	Monthly	USD	168,856	May 2023	JPM	—	16,864	16,864
Pay	KOSPI 200 Index	1-Month USD OBFR - 0.35%	Monthly	USD	58,239	May 2023	JPM	—	5,344	5,344
Pay	KOSPI 200 Index	1-Month USD OBFR - 0.40%	Monthly	USD	91,271	May 2023	JPM	—	8,376	8,376
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 2.33%	Monthly	USD	5,644,642	May 2023	JPM	—	632,964	632,964
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.63%	Monthly	USD	2,026,519	May 2023	JPM	—	227,244	227,244
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.32%	Monthly	USD	1,491,635	May 2023	JPM	—	167,265	167,265
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.36%	Monthly	USD	4,182,577	May 2023	JPM	—	469,015	469,015
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.36%	Monthly	USD	2,572,768	May 2023	JPM	—	288,498	288,498
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.33%	Monthly	USD	593,497	May 2023	JPM	$(159,950)	226,502	66,552
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.33%	Monthly	USD	1,529,939	May 2023	JPM	—	171,560	171,560
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.33%	Monthly	USD	892,350	May 2023	JPM	—	100,064	100,064
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.33%	Monthly	USD	4,592,027	May 2023	JPM	—	514,928	514,928
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.20%	Monthly	USD	1,226,561	May 2023	JPM	—	137,541	137,541
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.20%	Monthly	USD	7,264,132	May 2023	JPM	—	814,566	814,566
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.20%	Monthly	USD	4,750,082	May 2023	JPM	—	532,652	532,652
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.20%	Monthly	USD	457,249	May 2023	JPM	—	42,420	42,420
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 0.86%	Monthly	USD	545,902	May 2023	JPM	—	18,051	18,051
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.81%	Monthly	USD	835,582	May 2023	JPM	—	24,139	24,139
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.81%	Monthly	USD	5,751,898	May 2023	JPM	—	166,168	166,168
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 1.73%	Monthly	USD	351,692	May 2023	JPM	—	10,160	10,160
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 1.11%	Monthly	USD	3,787,510	May 2023	JPM	—	109,418	109,418
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.46%	Monthly	USD	1,192,951	May 2023	JPM	—	34,463	34,463
Pay	VanEck Semiconductor ETF	1-Month USD OBFR - 1.39%	Monthly	USD	1,819	May 2023	JPM	—	167	167
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	219,926	May 2023	JPM	—	8,692	8,692
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	543,044	May 2023	JPM	—	21,463	21,463
Pay	Vanguard FTSE Europe ETF	1-Month USD OBFR - 0.75%	Monthly	USD	372,357	May 2023	JPM	—	13,944	13,944
Pay	Vanguard FTSE Europe ETF	1-Month USD OBFR - 0.28%	Monthly	USD	205,559	May 2023	JPM	—	7,698	7,698
16	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	ARK Innovation ETF	1-Month USD OBFR - 7.58%	Monthly	USD	858,469	May 2023	MSI	—	$16,520	$16,520
Pay	ARK Innovation ETF	1-Month USD OBFR - 7.33%	Monthly	USD	501,838	May 2023	MSI	—	9,657	9,657
Pay	ARK Innovation ETF	1-Month USD OBFR - 7.33%	Monthly	USD	1,930,210	May 2023	MSI	—	37,144	37,144
Pay	ARK Innovation ETF	1-Month USD OBFR - 6.07%	Monthly	USD	971,219	May 2023	MSI	—	18,689	18,689
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	6,668,566	May 2023	MSI	—	271,516	271,516
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	4,560,491	May 2023	MSI	—	185,684	185,684
Pay	Euro STOXX 600 Automobiles & Parts Index	1-Month EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	509,032	May 2023	MSI	$(5,611)	46,272	40,661
Pay	Euro STOXX 600 Automobiles & Parts Index	1-Month EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	501,190	May 2023	MSI	—	40,034	40,034
Pay	Euro STOXX 600 Automobiles & Parts Index	1-Month EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	713,643	May 2023	MSI	(8,350)	65,355	57,005
Pay	Euro STOXX 600 Automobiles & Parts Index	1-Month EUR ESTR Compounded OIS - 0.50%	Monthly	EUR	178,945	May 2023	MSI	—	14,294	14,294
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	94,171	May 2023	MSI	—	2,029	2,029
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	608,221	May 2023	MSI	—	13,103	13,103
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.65%	Monthly	USD	1,080,555	May 2023	MSI	—	23,278	23,278
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.65%	Monthly	USD	229,101	May 2023	MSI	—	4,936	4,936
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	616,405	May 2023	MSI	—	13,279	13,279
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	620,596	May 2023	MSI	—	13,370	13,370
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	383,072	May 2023	MSI	—	8,253	8,253
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	1,248,817	May 2023	MSI	—	26,903	26,903
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	157,405	May 2023	MSI	—	3,391	3,391
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	136,127	May 2023	MSI	—	2,933	2,933
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	360,518	May 2023	MSI	—	7,767	7,767
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	242,394	May 2023	MSI	—	5,222	5,222
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	347,823	May 2023	MSI	—	7,493	7,493
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	373,092	May 2023	MSI	—	8,038	8,038
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	1,181,712	May 2023	MSI	—	25,458	25,458
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	206,706	May 2023	MSI	—	4,453	4,453
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	634,808	May 2023	MSI	—	13,676	13,676
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	789,298	May 2023	MSI	—	17,004	17,004
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	647,303	May 2023	MSI	—	13,945	13,945
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	387,703	May 2023	MSI	—	8,352	8,352
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	250,977	May 2023	MSI	—	5,407	5,407
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	496,046	May 2023	MSI	—	10,686	10,686
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	2,773,875	May 2023	MSI	—	20,145	20,145
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	1,090,700	May 2023	MSI	—	7,921	7,921
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	936,434	May 2023	MSI	—	6,801	6,801
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	2,379,420	May 2023	MSI	—	17,280	17,280
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	4,885,346	May 2023	MSI	—	35,479	35,479
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.54%	Monthly	USD	2,923,778	May 2023	MSI	—	21,233	21,233
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.54%	Monthly	USD	1,570,549	May 2023	MSI	—	11,406	11,406
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	5,537,043	May 2023	MSI	—	40,212	40,212
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	2,377,834	May 2023	MSI	—	17,268	17,268
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	1,814,704	May 2023	MSI	—	13,179	13,179
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	2,977,448	May 2023	MSI	—	21,623	21,623
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	1,563,147	May 2023	MSI	—	11,352	11,352
Pay	Industrial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	1,093,802	May 2023	MSI	—	40,666	40,666
Pay	Industrial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	4,955,381	May 2023	MSI	—	184,234	184,234
Pay	Industrial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	2,551,193	May 2023	MSI	—	94,850	94,850
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	17

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Industrial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	3,597,807	May 2023	MSI	—	$133,762	$133,762
Pay	Industrial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	428,146	May 2023	MSI	—	15,918	15,918
Pay	Industrial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	2,344,758	May 2023	MSI	—	87,175	87,175
Pay	Industrial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	1,230,449	May 2023	MSI	—	45,746	45,746
Pay	Industrial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	2,516,770	May 2023	MSI	—	93,570	93,570
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	1,252,830	May 2023	MSI	—	25,358	25,358
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	131,175	May 2023	MSI	—	2,655	2,655
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	207,137	May 2023	MSI	—	4,193	4,193
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	249,010	May 2023	MSI	—	5,040	5,040
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	7,954,967	May 2023	MSI	—	161,010	161,010
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	4,250,209	May 2023	MSI	—	86,025	86,025
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	134,510	May 2023	MSI	—	2,723	2,723
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	74,472	May 2023	MSI	—	(3,947)	(3,947)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	8,102,553	May 2023	MSI	—	(229,445)	(229,445)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.58%	Monthly	USD	176,771	May 2023	MSI	—	—	—
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.16%	Monthly	USD	1,539,328	May 2023	MSI	—	17,342	17,342
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.16%	Monthly	USD	364,613	May 2023	MSI	—	4,258	4,258
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 0.35%	Monthly	USD	2,891,544	May 2023	MSI	—	33,771	33,771
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.10%	Monthly	USD	3,239,341	May 2023	MSI	—	37,833	37,833
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.18%	Monthly	USD	2,588,457	May 2023	MSI	—	30,231	30,231
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,798,240	May 2023	MSI	—	21,002	21,002
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.50%	Monthly	USD	1,244,248	May 2023	MSI	—	14,532	14,532
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.49%	Monthly	USD	914,201	May 2023	MSI	—	10,677	10,677
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.49%	Monthly	USD	516,223	May 2023	MSI	—	6,029	6,029
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.32%	Monthly	USD	980,798	May 2023	MSI	—	11,455	11,455
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.32%	Monthly	USD	1,047,261	May 2023	MSI	—	12,231	12,231
Pay	iShares MSCI EAFE ETF	1-Month USD OBFR - 0.28%	Monthly	USD	5,242,524	May 2023	MSI	—	125,059	125,059
Pay	iShares MSCI EAFE ETF	1-Month USD OBFR - 0.28%	Monthly	USD	5,690,571	May 2023	MSI	—	135,747	135,747
Pay	iShares MSCI EAFE ETF	1-Month USD OBFR - 0.28%	Monthly	USD	5,989,710	May 2023	MSI	—	155,437	155,437
Pay	iShares MSCI South Korea ETF	1-Month USD OBFR - 0.28%	Monthly	USD	82,039	May 2023	MSI	—	2,844	2,844
Pay	iShares MSCI South Korea ETF	1-Month USD OBFR - 0.28%	Monthly	USD	3,176,951	May 2023	MSI	—	110,149	110,149
Pay	iShares MSCI USA Momentum Factor ETF	1-Month USD OBFR - 0.28%	Monthly	USD	4,426,752	May 2023	MSI	—	60,192	60,192
Pay	iShares MSCI USA Momentum Factor ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,693,568	May 2023	MSI	—	23,028	23,028
Pay	iShares Russell 1000 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,380,930	May 2023	MSI	—	23,915	23,915
Pay	iShares Russell 1000 Growth ETF	1-Month USD OBFR - 0.68%	Monthly	USD	173,484	May 2023	MSI	—	1,583	1,583
Pay	iShares Russell 1000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	790,019	May 2023	MSI	—	(49,115)	(49,115)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 1.77%	Monthly	USD	74,815	May 2023	MSI	—	1,995	1,995
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 2.98%	Monthly	USD	8,439,776	May 2023	MSI	—	225,013	225,013
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 1.88%	Monthly	USD	875,885	May 2023	MSI	—	21,483	21,483
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 2.08%	Monthly	USD	7,782,341	May 2023	MSI	—	199,042	199,042
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 2.48%	Monthly	USD	1,572,161	May 2023	MSI	—	41,915	41,915
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 2.18%	Monthly	USD	4,553,558	May 2023	MSI	—	121,403	121,403
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 2.18%	Monthly	USD	1,072,920	May 2023	MSI	—	—	—
Pay	iShares Russell 2000 Value ETF	1-Month USD OBFR - 0.28%	Monthly	USD	34,786	May 2023	MSI	—	1,329	1,329
Pay	iShares Russell 2000 Value ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,951	May 2023	MSI	—	75	75
Pay	iShares Russell 2000 Value ETF	1-Month USD OBFR - 0.28%	Monthly	USD	3,251	May 2023	MSI	—	124	124
Pay	iShares Russell 2000 Value ETF	1-Month USD OBFR - 0.28%	Monthly	USD	4,064	May 2023	MSI	—	155	155
Pay	iShares Russell 3000 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,374,590	May 2023	MSI	—	27,929	27,929
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 1.03%	Monthly	USD	2,989,954	May 2023	MSI	—	29,814	29,814
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 1.82%	Monthly	USD	3,182,873	May 2023	MSI	—	34,832	34,832
18	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 1.83%	Monthly	USD	2,132,363	May 2023	MSI	—	$23,336	$23,336
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 1.48%	Monthly	USD	2,327,819	May 2023	MSI	—	25,475	25,475
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 1.48%	Monthly	USD	640,934	May 2023	MSI	—	—	—
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 1.05%	Monthly	USD	949,884	May 2023	MSI	—	58,742	58,742
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,047,020	May 2023	MSI	—	59,497	59,497
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 0.28%	Monthly	USD	88,445	May 2023	MSI	—	5,496	5,496
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 1.88%	Monthly	USD	193,397	May 2023	MSI	—	(6,062)	(6,062)
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 1.88%	Monthly	USD	1,373,699	May 2023	MSI	—	(94,917)	(94,917)
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 1.88%	Monthly	USD	53,686	May 2023	MSI	—	—	—
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	49,301	May 2023	MSI	—	(1,242)	(1,242)
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.53%	Monthly	USD	1,684,157	May 2023	MSI	—	19,422	19,422
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.78%	Monthly	USD	1,217,701	May 2023	MSI	—	14,042	14,042
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,625,449	May 2023	MSI	—	(59,075)	(59,075)
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.33%	Monthly	USD	5,825,173	May 2023	MSI	—	—	—
Pay	SPDR S&P Homebuilders ETF	1-Month USD OBFR - 1.13%	Monthly	USD	720,994	May 2023	MSI	—	(34,572)	(34,572)
Pay	SPDR S&P Metals & Mining ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,183,808	May 2023	MSI	—	115,025	115,025
Pay	SPDR S&P Metals & Mining ETF	1-Month USD OBFR - 1.33%	Monthly	USD	3,546,202	May 2023	MSI	—	344,567	344,567
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD OBFR - 1.73%	Monthly	USD	1,366,182	May 2023	MSI	—	31,550	31,550
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD OBFR - 1.73%	Monthly	USD	4,762,761	May 2023	MSI	—	109,990	109,990
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD OBFR - 1.13%	Monthly	USD	3,081,221	May 2023	MSI	—	71,157	71,157
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,186,437	May 2023	MSI	—	50,493	50,493
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,187,638	May 2023	MSI	—	50,521	50,521
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 2.70%	Monthly	USD	214,810	May 2023	MSI	—	(1,689)	(1,689)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 2.93%	Monthly	USD	1,269,968	May 2023	MSI	—	(9,988)	(9,988)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 0.28%	Monthly	USD	882,238	May 2023	MSI	—	(6,939)	(6,939)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 2.20%	Monthly	USD	630,423	May 2023	MSI	—	(4,958)	(4,958)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 0.28%	Monthly	USD	772,779	May 2023	MSI	—	(6,078)	(6,078)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 1.09%	Monthly	USD	463,166	May 2023	MSI	—	(3,643)	(3,643)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 1.09%	Monthly	USD	261,542	May 2023	MSI	—	(2,057)	(2,057)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 1.12%	Monthly	USD	1,011,841	May 2023	MSI	—	(7,958)	(7,958)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 1.07%	Monthly	USD	1,330,274	May 2023	MSI	—	(10,462)	(10,462)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 1.82%	Monthly	USD	1,610,836	May 2023	MSI	—	(12,669)	(12,669)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 4.07%	Monthly	USD	530,648	May 2023	MSI	—	(4,174)	(4,174)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 1.02%	Monthly	USD	141,497	May 2023	MSI	—	10,111	10,111
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 1.07%	Monthly	USD	2,548,254	May 2023	MSI	—	182,089	182,089
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.76%	Monthly	USD	2,132,169	May 2023	MSI	—	152,357	152,357
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.75%	Monthly	USD	2,475,000	May 2023	MSI	—	176,854	176,854
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.76%	Monthly	USD	2,301,194	May 2023	MSI	—	164,435	164,435
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,847,324	May 2023	MSI	—	132,003	132,003
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.28%	Monthly	USD	4,588,199	May 2023	MSI	—	327,856	327,856
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.82%	Monthly	USD	4,998,964	May 2023	MSI	—	357,208	357,208
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.83%	Monthly	USD	3,888,889	May 2023	MSI	—	277,886	277,886
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.28%	Monthly	USD	517,717	May 2023	MSI	—	36,994	36,994
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.83%	Monthly	USD	1,691,408	May 2023	MSI	—	120,862	120,862
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.83%	Monthly	USD	2,170,574	May 2023	MSI	—	122,814	122,814
Pay	SPDR S&P Retail ETF	1-Month USD OBFR - 2.83%	Monthly	USD	1,864,198	May 2023	MSI	—	2,960	2,960
Pay	SPDR S&P Retail ETF	1-Month USD OBFR - 2.43%	Monthly	USD	3,113,054	May 2023	MSI	—	4,944	4,944
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	19

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	SPDR S&P Retail ETF	1-Month USD OBFR - 2.43%	Monthly	USD	2,097,335	May 2023	MSI	—	$3,331	$3,331
Pay	SPDR S&P Retail ETF	1-Month USD OBFR - 2.38%	Monthly	USD	1,067,209	May 2023	MSI	—	1,695	1,695
Pay	SPDR S&P Retail ETF	1-Month USD OBFR - 2.43%	Monthly	USD	2,249,922	May 2023	MSI	—	3,573	3,573
Pay	SPDR S&P Retail ETF	1-Month USD OBFR - 4.28%	Monthly	USD	2,782,994	May 2023	MSI	—	4,420	4,420
Pay	SPDR S&P Retail ETF	1-Month USD OBFR - 4.28%	Monthly	USD	1,485,050	May 2023	MSI	—	(70,681)	(70,681)
Pay	VanEck Semiconductor ETF	1-Month USD OBFR - 1.38%	Monthly	USD	16,418	May 2023	MSI	—	996	996
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.80%	Monthly	USD	2,424,756	May 2023	MSI	—	66,767	66,767
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.80%	Monthly	USD	2,806,638	May 2023	MSI	—	77,283	77,283
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	3,369,641	May 2023	MSI	—	92,785	92,785
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	331,805	May 2023	MSI	—	9,136	9,136
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,513,592	May 2023	MSI	—	41,678	41,678
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,789,979	May 2023	MSI	—	76,824	76,824
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,536,065	May 2023	MSI	—	69,832	69,832
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,167,460	May 2023	MSI	—	59,682	59,682
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	5,781,979	May 2023	MSI	—	159,211	159,211
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	630,243	May 2023	MSI	—	17,354	17,354
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	936,404	May 2023	MSI	—	25,785	25,785
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	4,175,251	May 2023	MSI	—	114,968	114,968
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,343,080	May 2023	MSI	—	64,518	64,518
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,272,761	May 2023	MSI	—	62,582	62,582
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,412,986	May 2023	MSI	—	38,907	38,907
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	3,491,954	May 2023	MSI	—	96,153	96,153
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,837,430	May 2023	MSI	—	78,131	78,131
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,677,854	May 2023	MSI	—	46,201	46,201
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	3,380,797	May 2023	MSI	—	93,092	93,092
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	7,850,650	May 2023	MSI	—	216,173	216,173
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	5,313,979	May 2023	MSI	—	65,340	65,340
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	989,711	May 2023	MSI	—	12,169	12,169
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	4,905,899	May 2023	MSI	—	60,323	60,323
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	6,419,037	May 2023	MSI	—	176,752	176,752
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	4,254,606	May 2023	MSI	—	117,153	117,153
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	5,608,883	May 2023	MSI	—	154,444	154,444
20	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	508,334	May 2023	MSI	—	$13,997	$13,997
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,728,394	May 2023	MSI	—	75,128	75,128
Pay	Vanguard FTSE Europe ETF	1-Month USD OBFR - 0.66%	Monthly	USD	333,723	May 2023	MSI	—	(2,142)	(2,142)
Pay	Vanguard FTSE Europe ETF	1-Month USD OBFR - 0.66%	Monthly	USD	115,369	May 2023	MSI	—	1,426	1,426
Pay	Vanguard FTSE Europe ETF	1-Month USD OBFR - 0.35%	Monthly	USD	915,012	May 2023	MSI	—	11,309	11,309
Pay	Vanguard FTSE Europe ETF	1-Month USD OBFR - 0.35%	Monthly	USD	1,025,064	May 2023	MSI	—	12,669	12,669
Pay	Vanguard FTSE Europe ETF	1-Month USD OBFR - 0.48%	Monthly	USD	819,095	May 2023	MSI	—	10,123	10,123
Pay	Vanguard FTSE Europe ETF	1-Month USD OBFR - 0.28%	Monthly	USD	569,039	May 2023	MSI	—	7,033	7,033
Pay	Vanguard FTSE Europe ETF	1-Month USD OBFR - 0.70%	Monthly	USD	406,620	May 2023	MSI	—	5,026	5,026
Pay	Vanguard FTSE Europe ETF	1-Month USD OBFR - 0.28%	Monthly	USD	498,431	May 2023	MSI	—	6,160	6,160
Pay	Vanguard FTSE Europe ETF	1-Month USD OBFR - 0.28%	Monthly	USD	298,722	May 2023	MSI	—	3,692	3,692
Pay	Vanguard FTSE Europe ETF	1-Month USD OBFR - 0.57%	Monthly	USD	320,530	May 2023	MSI	—	3,962	3,962
Pay	Vanguard FTSE Europe ETF	1-Month USD OBFR - 0.57%	Monthly	USD	342,271	May 2023	MSI	—	4,230	4,230
Pay	Vanguard FTSE Europe ETF	1-Month USD OBFR - 0.61%	Monthly	USD	10,903,210	May 2023	MSI	—	244,597	244,597
Pay	Vanguard FTSE Europe ETF	1-Month USD OBFR - 0.63%	Monthly	USD	6,464,250	May 2023	MSI	—	145,016	145,016
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.40%	Monthly	JPY	5,956,430	May 2023	CITI	—	(618)	(618)
Receive	Grifols SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	253,447	May 2023	CITI	—	(14,683)	(14,683)
Receive	Grifols SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	442,713	May 2023	CITI	—	(25,647)	(25,647)
Receive	Grifols SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	152,541	May 2023	CITI	—	(8,837)	(8,837)
Receive	salesforce.com, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	523,327	May 2023	CITI	—	6,759	6,759
Receive	Total SE Future	Fixed 0.00%	Monthly	EUR	690,050	Dec 2022	GSI	—	347,809	347,809
Receive	AerCap Holdings NV	1-Month USD OBFR + 0.20%	Monthly	USD	107,593	May 2023	GSI	—	(3,397)	(3,397)
Receive	Agilent Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	155,520	May 2023	GSI	—	7	7
Receive	Agilent Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	293,187	May 2023	GSI	—	14	14
Receive	Agilent Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	53,281	May 2023	GSI	—	3	3
Receive	Agilent Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	617,199	May 2023	GSI	—	29	29
Receive	Agilent Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	454,286	May 2023	GSI	—	21	21
Receive	AIB Group PLC	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	192,507	May 2023	GSI	—	(9,578)	(9,578)
Receive	AIB Group PLC	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	62,747	May 2023	GSI	—	(3,122)	(3,122)
Receive	AIB Group PLC	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	15,345	May 2023	GSI	—	(764)	(764)
Receive	AIB Group PLC	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	19,643	May 2023	GSI	—	(977)	(977)
Receive	AIB Group PLC	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	32,012	May 2023	GSI	—	(1,593)	(1,593)
Receive	AIB Group PLC	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	110,358	May 2023	GSI	—	(5,491)	(5,491)
Receive	AIB Group PLC	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	409,155	May 2023	GSI	—	(20,357)	(20,357)
Receive	AIB Group PLC	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	127,777	May 2023	GSI	—	(6,358)	(6,358)
Receive	AIB Group PLC	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	46,110	May 2023	GSI	—	(2,294)	(2,294)
Receive	AIB Group PLC	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	638,119	May 2023	GSI	—	(31,749)	(31,749)
Receive	AIB Group PLC	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	542,221	May 2023	GSI	—	(26,978)	(26,978)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	21

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Alcon, Inc.	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	23,258	May 2023	GSI	—	$(424)	$(424)
Receive	Alcon, Inc.	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	226,616	May 2023	GSI	—	(4,130)	(4,130)
Receive	Alcon, Inc.	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	269,788	May 2023	GSI	—	(4,916)	(4,916)
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	154,720	May 2023	GSI	—	(9,849)	(9,849)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	34,854	May 2023	GSI	—	(193)	(193)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	124,756	May 2023	GSI	—	(690)	(690)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	62,240	May 2023	GSI	—	(344)	(344)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	398,471	May 2023	GSI	—	(2,203)	(2,203)
Receive	Amazon.com, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	57,634	May 2023	GSI	—	(814)	(814)
Receive	American Express Company	1-Month USD OBFR + 0.20%	Monthly	USD	157,863	May 2023	GSI	—	18,918	18,918
Receive	American Express Company	1-Month USD OBFR + 0.20%	Monthly	USD	883,290	May 2023	GSI	—	105,837	105,837
Receive	American Express Company	1-Month USD OBFR + 0.20%	Monthly	USD	1,907,846	May 2023	GSI	—	119,912	119,912
Receive	Ameris Bancorp	1-Month USD OBFR + 0.20%	Monthly	USD	660,785	May 2023	GSI	—	(16,886)	(16,886)
Receive	Ameris Bancorp	1-Month USD OBFR + 0.20%	Monthly	USD	500,940	May 2023	GSI	—	(12,801)	(12,801)
Receive	Amicus Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	287,039	May 2023	GSI	—	6,134	6,134
Receive	Amoy Diagnostics Company, Ltd., Class A	1-Month USD OBFR + 0.75%	Monthly	USD	27,301	May 2023	GSI	—	(2,919)	(2,919)
Receive	Amoy Diagnostics Company, Ltd., Class A	1-Month USD OBFR + 0.75%	Monthly	USD	448,730	May 2023	GSI	—	(47,975)	(47,975)
Receive	Amoy Diagnostics Company, Ltd., Class A	1-Month USD OBFR + 0.75%	Monthly	USD	5,208	May 2023	GSI	—	(557)	(557)
Receive	Anthem, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	105,031	May 2023	GSI	—	(2,489)	(2,489)
Receive	Anthem, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	198,291	May 2023	GSI	—	(4,698)	(4,698)
Receive	Anthem, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	563,184	May 2023	GSI	—	(13,348)	(13,348)
Receive	Anthem, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	670,478	May 2023	GSI	—	(15,891)	(15,891)
Receive	Ares Management Corp., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	564,276	May 2023	GSI	—	47,049	47,049
Receive	Ares Management Corp., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	515,134	May 2023	GSI	—	38,889	38,889
Receive	argenx SE, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	43,066	May 2023	GSI	—	(1,884)	(1,884)
Receive	argenx SE, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	153,970	May 2023	GSI	—	(6,737)	(6,737)
Receive	argenx SE, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	101,333	May 2023	GSI	—	(4,434)	(4,434)
Receive	argenx SE, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	98,518	May 2023	GSI	—	(4,310)	(4,310)
Receive	argenx SE, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	114,844	May 2023	GSI	—	(5,025)	(5,025)
Receive	AstraZeneca PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	565,800	May 2023	GSI	—	(16,626)	(16,626)
Receive	AstraZeneca PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	586,844	May 2023	GSI	—	(17,244)	(17,244)
Receive	Australia & New Zealand Banking Group, Ltd.	1-Month AUD BBSW + 0.20%	Monthly	AUD	298,089	May 2023	GSI	—	(13,659)	(13,659)
Receive	Australia & New Zealand Banking Group, Ltd.	1-Month AUD BBSW + 0.20%	Monthly	AUD	366,281	May 2023	GSI	—	(16,784)	(16,784)
Receive	Barrick Gold Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	3,215,803	May 2023	GSI	—	(122,946)	(122,946)
Receive	BAWAG Group AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	737,745	May 2023	GSI	—	(6,612)	(6,612)
Receive	Baxter International, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	92,611	May 2023	GSI	—	(317)	(317)
Receive	Baxter International, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	174,818	May 2023	GSI	—	(599)	(599)
Receive	Baxter International, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	292,108	May 2023	GSI	—	(1,000)	(1,000)
Receive	Becton, Dickinson and Company	1-Month USD OBFR + 0.20%	Monthly	USD	13,726	May 2023	GSI	—	(470)	(470)
Receive	Becton, Dickinson and Company	1-Month USD OBFR + 0.20%	Monthly	USD	79,191	May 2023	GSI	—	(2,710)	(2,710)
Receive	Becton, Dickinson and Company	1-Month USD OBFR + 0.20%	Monthly	USD	528,204	May 2023	GSI	—	(18,078)	(18,078)
Receive	Becton, Dickinson and Company	1-Month USD OBFR + 0.20%	Monthly	USD	379,853	May 2023	GSI	—	(13,001)	(13,001)
22	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Becton, Dickinson and Company	1-Month USD OBFR + 0.20%	Monthly	USD	316,764	May 2023	GSI	—	$(10,842)	$(10,842)
Receive	Becton, Dickinson and Company	1-Month USD OBFR + 0.20%	Monthly	USD	332,866	May 2023	GSI	—	(11,393)	(11,393)
Receive	BioAtla, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	70,630	May 2023	GSI	—	(3,747)	(3,747)
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	2,081,820	May 2023	GSI	—	(26,918)	(26,918)
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	322,834	May 2023	GSI	—	(4,174)	(4,174)
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	396,525	May 2023	GSI	—	(5,127)	(5,127)
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	773,584	May 2023	GSI	—	(10,003)	(10,003)
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	304,150	May 2023	GSI	—	(3,933)	(3,933)
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	2,013,821	May 2023	GSI	—	(26,039)	(26,039)
Receive	Brenntag SE	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	503,656	May 2023	GSI	—	(16,134)	(16,134)
Receive	Brenntag SE	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	457,106	May 2023	GSI	—	(14,642)	(14,642)
Receive	Bristol-Myers Squibb Company	1-Month USD OBFR + 0.20%	Monthly	USD	3,649,028	May 2023	GSI	—	47,505	47,505
Receive	Bristol-Myers Squibb Company	1-Month USD OBFR + 0.20%	Monthly	USD	119,731	May 2023	GSI	—	1,542	1,542
Receive	Bristol-Myers Squibb Company	1-Month USD OBFR + 0.20%	Monthly	USD	518,577	May 2023	GSI	—	6,679	6,679
Receive	Bristol-Myers Squibb Company	1-Month USD OBFR + 0.20%	Monthly	USD	1,446,786	May 2023	GSI	—	6,536	6,536
Receive	Bristol-Myers Squibb Company	1-Month USD OBFR + 0.20%	Monthly	USD	1,507,233	May 2023	GSI	—	19,412	19,412
Receive	Change Healthcare, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,170,451	May 2023	GSI	—	(34,432)	(34,432)
Receive	Charles Schwab Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	903,054	May 2023	GSI	—	(36,895)	(36,895)
Receive	China Pacific Insurance Group Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	2,761,920	May 2023	GSI	—	(20,610)	(20,610)
Receive	China Three Gorges Renewables Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	2,367,773	May 2023	GSI	—	(86,033)	(86,033)
Receive	China Three Gorges Renewables Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	35,234	May 2023	GSI	$(1,045)	(234)	(1,279)
Receive	China Three Gorges Renewables Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	299,904	May 2023	GSI	—	(10,839)	(10,839)
Receive	Commerzbank AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	113,748	May 2023	GSI	—	2,689	2,689
Receive	Commerzbank AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	461,489	May 2023	GSI	—	10,910	10,910
Receive	Constellation Brands, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	457,105	May 2023	GSI	—	(10,743)	(10,743)
Receive	Constellation Brands, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	65,231	May 2023	GSI	—	(1,533)	(1,533)
Receive	Constellation Brands, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	409,399	May 2023	GSI	—	(9,622)	(9,622)
Receive	CSPC Pharmaceutical Group, Ltd.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	195,800	May 2023	GSI	—	(806)	(806)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	2,926,737	May 2023	GSI	—	(226)	(226)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	208,588,703	May 2023	GSI	—	(16,134)	(16,134)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	31,562,850	May 2023	GSI	—	(2,439)	(2,439)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	36,884,190	May 2023	GSI	—	(2,850)	(2,850)
Receive	Danaher Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	1,634,377	May 2023	GSI	—	17,038	17,038
Receive	Danaher Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	160,721	May 2023	GSI	—	1,675	1,675
Receive	Danaher Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	303,050	May 2023	GSI	—	3,159	3,159
Receive	Danaher Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	50,650	May 2023	GSI	—	528	528
Receive	Danaher Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	553,187	May 2023	GSI	—	5,767	5,767
Receive	Danaher Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	279,564	May 2023	GSI	—	2,914	2,914
Receive	Danaher Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	339,269	May 2023	GSI	—	3,537	3,537
Receive	DISH Network Corp., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	1,261,259	May 2023	GSI	—	(69,893)	(69,893)
Receive	Dyne Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	28,857	May 2023	GSI	—	461	461
Receive	Dyne Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	19,287	May 2023	GSI	—	308	308
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	23

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Dyne Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	6,147	May 2023	GSI	—	$98	$98
Receive	Eastern Bankshares, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	4,900	May 2023	GSI	—	166	166
Receive	Eastern Bankshares, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	130,129	May 2023	GSI	—	4,416	4,416
Receive	Eastern Bankshares, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	876,578	May 2023	GSI	—	29,749	29,749
Receive	Edwards Lifesciences Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	74,767	May 2023	GSI	—	(4,138)	(4,138)
Receive	Edwards Lifesciences Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	464,089	May 2023	GSI	—	(25,682)	(25,682)
Receive	Edwards Lifesciences Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	552,608	May 2023	GSI	—	(30,580)	(30,580)
Receive	Edwards Lifesciences Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	346,680	May 2023	GSI	—	(19,185)	(19,185)
Receive	Edwards Lifesciences Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	269,024	May 2023	GSI	—	(14,887)	(14,887)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	20,410,384	May 2023	GSI	—	(6,908)	(6,908)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	41,972,000	May 2023	GSI	—	(14,206)	(14,206)
Receive	Elanco Animal Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	10,061	May 2023	GSI	—	(299)	(299)
Receive	Electricite de France SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	768,388	May 2023	GSI	—	45,126	45,126
Receive	Electricite de France SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	665,989	May 2023	GSI	—	39,112	39,112
Receive	Eli Lilly & Company	1-Month USD OBFR + 0.20%	Monthly	USD	434,230	May 2023	GSI	—	3,901	3,901
Receive	Eli Lilly & Company	1-Month USD OBFR + 0.20%	Monthly	USD	545,584	May 2023	GSI	—	4,901	4,901
Receive	Eli Lilly & Company	1-Month USD OBFR + 0.20%	Monthly	USD	1,428,146	May 2023	GSI	—	12,829	12,829
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	281,459	May 2023	GSI	—	1,827	1,827
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	496,067	May 2023	GSI	—	3,220	3,220
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	53,667	May 2023	GSI	—	348	348
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	101,268	May 2023	GSI	—	657	657
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	16,713	May 2023	GSI	—	108	108
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	233,239	May 2023	GSI	—	1,514	1,514
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	277,683	May 2023	GSI	—	1,802	1,802
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	204,270	May 2023	GSI	—	1,326	1,326
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	167,192	May 2023	GSI	—	1,085	1,085
Receive	Equitable Holdings, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	36,187	May 2023	GSI	—	(698)	(698)
Receive	Equitable Holdings, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	457,734	May 2023	GSI	—	(8,835)	(8,835)
Receive	Erste Group Bank AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	463,038	May 2023	GSI	—	(21,291)	(21,291)
Receive	Erste Group Bank AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	1,963,726	May 2023	GSI	—	(90,296)	(90,296)
Receive	Exact Sciences Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	6,387	May 2023	GSI	—	26	26
Receive	Fidelity National Information Services, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,029,667	May 2023	GSI	—	61,063	61,063
Receive	Fifth Third Bancorp	1-Month USD OBFR + 0.20%	Monthly	USD	483,869	May 2023	GSI	—	(20,683)	(20,683)
Receive	First Busey Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	115,640	May 2023	GSI	—	2,386	2,386
Receive	First Busey Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	280,825	May 2023	GSI	—	5,795	5,795
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	474,896	May 2023	GSI	—	26,270	26,270
Receive	Floor & Decor Holdings, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	128,313	May 2023	GSI	—	10,479	10,479
Receive	Fluor Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	617,290	May 2023	GSI	—	(16,319)	(16,319)
Receive	Fluor Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	587,986	May 2023	GSI	—	(15,544)	(15,544)
Receive	Ford Motor Company	1-Month USD OBFR + 0.20%	Monthly	USD	1,338,966	May 2023	GSI	—	(77,388)	(77,388)
Receive	Galapagos NV	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	701,982	May 2023	GSI	—	—	—
Receive	GalaxyCore, Inc.	1-Month USD OBFR + 0.75%	Monthly	USD	26,168	May 2023	GSI	—	(3,181)	(3,181)
Receive	Ganfeng Lithium Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	6,978,400	May 2023	GSI	—	74,235	74,235
Receive	Genpact, Ltd.	1-Month USD OBFR + 0.20%	Monthly	USD	4,052,831	May 2023	GSI	—	(72,497)	(72,497)
24	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Genus PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	6,401	May 2023	GSI	—	$(402)	$(402)
Receive	Genus PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	70,052	May 2023	GSI	—	(4,404)	(4,404)
Receive	Genus PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	28,665	May 2023	GSI	—	(1,802)	(1,802)
Receive	Glaukos Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	286,908	May 2023	GSI	—	145	145
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,813,647	May 2023	GSI	—	65,511	65,511
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	4,306,543	May 2023	GSI	—	155,557	155,557
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	508,748	May 2023	GSI	—	18,377	18,377
Receive	Guangzhou Automobile Group Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	39,877	May 2023	GSI	—	(332)	(332)
Receive	Haemonetics Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	563,746	May 2023	GSI	—	(22,342)	(22,342)
Receive	HCA Healthcare, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	16,131	May 2023	GSI	—	(20)	(20)
Receive	Hikma Pharmaceuticals PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	22,986	May 2023	GSI	—	660	660
Receive	Hikma Pharmaceuticals PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	26,933	May 2023	GSI	—	774	774
Receive	Hikma Pharmaceuticals PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	39,489	May 2023	GSI	—	1,135	1,135
Receive	Hikma Pharmaceuticals PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	12,168	May 2023	GSI	—	350	350
Receive	Hologic, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	154,927	May 2023	GSI	—	816	816
Receive	Hologic, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	78,372	May 2023	GSI	—	413	413
Receive	Hologic, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	151,784	May 2023	GSI	—	799	799
Receive	Hologic, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	21,095	May 2023	GSI	—	111	111
Receive	Hologic, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	244,545	May 2023	GSI	—	1,288	1,288
Receive	Hologic, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	291,135	May 2023	GSI	—	1,533	1,533
Receive	Humana, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	88,858	May 2023	GSI	—	2,334	2,334
Receive	Humana, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	168,141	May 2023	GSI	—	4,417	4,417
Receive	Humana, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	444,675	May 2023	GSI	—	11,682	11,682
Receive	Humana, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	366,924	May 2023	GSI	—	9,639	9,639
Receive	Humana, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	281,512	May 2023	GSI	—	7,395	7,395
Receive	Hutchmed China, Ltd., ADR	1-Month USD OBFR + 0.20%	Monthly	USD	26,946	May 2023	GSI	—	(2,439)	(2,439)
Receive	IDEXX Laboratories, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	53,160	May 2023	GSI	—	(418)	(418)
Receive	IDEXX Laboratories, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	100,697	May 2023	GSI	—	(792)	(792)
Receive	IDEXX Laboratories, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	18,401	May 2023	GSI	—	(145)	(145)
Receive	IDEXX Laboratories, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	254,042	May 2023	GSI	—	(1,999)	(1,999)
Receive	IHS Markit, Ltd.	1-Month USD OBFR + 0.20%	Monthly	USD	1,666,162	May 2023	GSI	—	(13,661)	(13,661)
Receive	ImmunoGen, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	33,457	May 2023	GSI	—	776	776
Receive	ImmunoGen, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	78,914	May 2023	GSI	—	1,831	1,831
Receive	ImmunoGen, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	94,177	May 2023	GSI	—	2,185	2,185
Receive	Inari Medical, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	359,587	May 2023	GSI	—	228	228
Receive	Insulet Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	165,876	May 2023	GSI	—	11,143	11,143
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	1,198,482	May 2023	GSI	—	49,210	49,210
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	526,003	May 2023	GSI	—	21,598	21,598
Receive	Intermediate Capital Group PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	1,912	May 2023	GSI	—	(66)	(66)
Receive	Intermediate Capital Group PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	145,519	May 2023	GSI	—	(5,055)	(5,055)
Receive	Intermediate Capital Group PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	295,453	May 2023	GSI	—	(10,263)	(10,263)
Receive	Intermediate Capital Group PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	311,832	May 2023	GSI	—	(10,832)	(10,832)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	25

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Intermediate Capital Group PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	313,133	May 2023	GSI	—	$(10,877)	$(10,877)
Receive	Intesa Sanpaolo SpA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	288,940	May 2023	GSI	—	11,931	11,931
Receive	Intuit, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	382,868	May 2023	GSI	—	7,815	7,815
Receive	Ironwood Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	26,896	May 2023	GSI	—	558	558
Receive	Israel Discount Bank, Ltd., Class A	Fixed 0.80%	Monthly	ILS	1,885,087	May 2023	GSI	—	(17,743)	(17,743)
Receive	JPMorgan Chase & Co.	1-Month USD OBFR + 0.20%	Monthly	USD	980,758	May 2023	GSI	—	13,125	13,125
Receive	JPMorgan Chase & Co.	1-Month USD OBFR + 0.20%	Monthly	USD	765,469	May 2023	GSI	—	9,825	9,825
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	75,022	May 2023	GSI	—	(892)	(892)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	1,496	May 2023	GSI	—	(18)	(18)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	11,312	May 2023	GSI	—	(135)	(135)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	122,902	May 2023	GSI	—	(1,462)	(1,462)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	146,333	May 2023	GSI	—	(1,741)	(1,741)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	1,314,156	May 2023	GSI	—	(15,632)	(15,632)
Receive	Lloyds Banking Group PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	450,550	May 2023	GSI	—	(15,833)	(15,833)
Receive	M&T Bank Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	638,618	May 2023	GSI	—	11,594	11,594
Receive	M&T Bank Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	1,725,549	May 2023	GSI	—	31,327	31,327
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	191,734	May 2023	GSI	—	(22,630)	(22,630)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	24,929	May 2023	GSI	—	(2,942)	(2,942)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	89,015	May 2023	GSI	—	(10,506)	(10,506)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	62,062	May 2023	GSI	—	(7,325)	(7,325)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	57,625	May 2023	GSI	—	(6,801)	(6,801)
Receive	Masimo Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	27,264	May 2023	GSI	—	(230)	(230)
Receive	Masimo Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	51,425	May 2023	GSI	—	(433)	(433)
Receive	Masimo Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	9,310	May 2023	GSI	—	(78)	(78)
Receive	Middleby Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	317,554	May 2023	GSI	—	(6,510)	(6,510)
Receive	Midea Group Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	29,749	May 2023	GSI	—	(1,868)	(1,868)
Receive	Midea Group Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	1,192,433	May 2023	GSI	$(142,331)	67,495	(74,836)
Receive	Mirati Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	147,097	May 2023	GSI	—	1,142	1,142
Receive	Mirati Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	23,668	May 2023	GSI	—	184	184
Receive	Mirati Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	101,062	May 2023	GSI	—	785	785
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	48,995,196	May 2023	GSI	—	8,155	8,155
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	47,627,280	May 2023	GSI	—	7,927	7,927
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	57,207,480	May 2023	GSI	—	9,522	9,522
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	59,191,950	May 2023	GSI	—	9,852	9,852
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	28,330,020	May 2023	GSI	—	4,716	4,716
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	63,434,610	May 2023	GSI	—	10,637	10,637
Receive	Molina Healthcare, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	130,407	May 2023	GSI	—	4,335	4,335
Receive	Molina Healthcare, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	294,259	May 2023	GSI	—	9,783	9,783
Receive	Molina Healthcare, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	350,469	May 2023	GSI	—	11,651	11,651
Receive	Morgan Stanley	1-Month USD OBFR + 0.20%	Monthly	USD	134,072	May 2023	GSI	—	4,572	4,572
26	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Morgan Stanley	1-Month USD OBFR + 0.20%	Monthly	USD	1,088,546	May 2023	GSI	—	$37,117	$37,117
Receive	Morgan Stanley	1-Month USD OBFR + 0.20%	Monthly	USD	1,069,678	May 2023	GSI	—	36,474	36,474
Receive	Myovant Sciences, Ltd.	1-Month USD OBFR + 0.20%	Monthly	USD	54,171	May 2023	GSI	—	(3,255)	(3,255)
Receive	NanoString Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	142,231	May 2023	GSI	—	10,418	10,418
Receive	NanoString Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	116,392	May 2023	GSI	—	8,526	8,526
Receive	National Grid PLC, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	213,596	May 2023	GSI	—	(2,237)	(2,237)
Receive	National Grid PLC, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	1,243,342	May 2023	GSI	—	(13,019)	(13,019)
Receive	National Grid PLC, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	986,405	May 2023	GSI	—	(10,329)	(10,329)
Receive	Navient Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	1,068,107	May 2023	GSI	—	—	—
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	22,133,860	May 2023	GSI	—	2,626	2,626
Receive	Novartis AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	319,619	May 2023	GSI	—	(3,703)	(3,703)
Receive	Novartis AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	76,669	May 2023	GSI	—	(888)	(888)
Receive	Novartis AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	538,558	May 2023	GSI	—	(6,240)	(6,240)
Receive	Nurix Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	75,012	May 2023	GSI	—	(1,103)	(1,103)
Receive	Nurix Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	105,935	May 2023	GSI	—	(1,557)	(1,557)
Receive	Nurix Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	66,965	May 2023	GSI	—	(984)	(984)
Receive	Nuvei Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	442,713	May 2023	GSI	—	(13,694)	(13,694)
Receive	Olema Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	124,025	May 2023	GSI	—	4,549	4,549
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	11,137,650	May 2023	GSI	—	2,630	2,630
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	5,039,107	May 2023	GSI	$(206)	1,396	1,190
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	13,310,850	May 2023	GSI	—	3,144	3,144
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	19,558,800	May 2023	GSI	—	4,619	4,619
Receive	OPT Machine Vision Tech Company, Ltd., Class A	1-Month USD OBFR + 0.75%	Monthly	USD	19,332	May 2023	GSI	—	(1,270)	(1,270)
Receive	OPT Machine Vision Tech Company, Ltd., Class A	1-Month USD OBFR + 0.75%	Monthly	USD	6,616	May 2023	GSI	—	(430)	(430)
Receive	Perella Weinberg Partners	1-Month USD OBFR + 0.20%	Monthly	USD	31,990	May 2023	GSI	—	(31)	(31)
Receive	Perella Weinberg Partners	1-Month USD OBFR + 0.20%	Monthly	USD	1,554	May 2023	GSI	—	(2)	(2)
Receive	Perella Weinberg Partners	1-Month USD OBFR + 0.20%	Monthly	USD	207	May 2023	GSI	—	—	—
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	108,100	May 2023	GSI	—	(1,955)	(1,955)
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	967,603	May 2023	GSI	—	(17,499)	(17,499)
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,131,645	May 2023	GSI	—	(20,465)	(20,465)
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,679,225	May 2023	GSI	—	(30,368)	(30,368)
Receive	Richter Gedeon Nyrt	Fixed 0.80%	Monthly	HUF	7,034,835	May 2023	GSI	—	14	14
Receive	Roche Holding AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	520,268	May 2023	GSI	—	(9,976)	(9,976)
Receive	Roche Holding AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	1,353,061	May 2023	GSI	—	(25,945)	(25,945)
Receive	Roche Holding AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	1,353,426	May 2023	GSI	—	(25,952)	(25,952)
Receive	Rohm Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	72,318,069	May 2023	GSI	(2,952)	(24,223)	(27,175)
Receive	Rubis SCA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	987,773	May 2023	GSI	—	10,320	10,320
Receive	Sage Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	474,691	May 2023	GSI	—	7,191	7,191
Receive	Schneider Electric SE	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	207,528	May 2023	GSI	—	(15,474)	(15,474)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	27

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Schneider Electric SE	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	663,927	May 2023	GSI	—	$(49,504)	$(49,504)
Receive	Seagen, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	163,664	May 2023	GSI	—	1,729	1,729
Receive	Serco Group PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	70,179	May 2023	GSI	—	(1,662)	(1,662)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	440,950	May 2023	GSI	—	(2,216)	(2,216)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	67,080	May 2023	GSI	—	(337)	(337)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	77,040	May 2023	GSI	—	(387)	(387)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	51,530	May 2023	GSI	—	(259)	(259)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	37,240	May 2023	GSI	—	(187)	(187)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	36,900	May 2023	GSI	—	(185)	(185)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	45,620	May 2023	GSI	—	(229)	(229)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	72,070	May 2023	GSI	—	(362)	(362)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	35,170	May 2023	GSI	—	(177)	(177)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	69,920	May 2023	GSI	—	(351)	(351)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	276,700	May 2023	GSI	—	(1,390)	(1,390)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	74,300	May 2023	GSI	—	(373)	(373)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	123,020	May 2023	GSI	—	(618)	(618)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	12,400	May 2023	GSI	—	(62)	(62)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	87,220	May 2023	GSI	—	(438)	(438)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	105,250	May 2023	GSI	—	(529)	(529)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	94,010	May 2023	GSI	—	(472)	(472)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	40,000	May 2023	GSI	—	(201)	(201)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	80,000	May 2023	GSI	—	(402)	(402)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	73,960	May 2023	GSI	—	(372)	(372)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	40,160	May 2023	GSI	—	(202)	(202)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	23,560	May 2023	GSI	—	(118)	(118)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	21,680	May 2023	GSI	—	(109)	(109)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	23,950	May 2023	GSI	—	(120)	(120)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	40,000	May 2023	GSI	—	(201)	(201)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	46,330	May 2023	GSI	—	(233)	(233)
Receive	Shenzhen Dynanonic Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	34,056	May 2023	GSI	—	(504)	(504)
Receive	Shenzhen Dynanonic Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	8,892	May 2023	GSI	—	(128)	(128)
28	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Shenzhen Dynanonic Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	8,892	May 2023	GSI	—	$(128)	$(128)
Receive	Shenzhen XFH Technology Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	23,295	May 2023	GSI	—	2,578	2,578
Receive	Shenzhen XFH Technology Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	1,538,213	May 2023	GSI	—	170,286	170,286
Receive	Shenzhen XFH Technology Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	13,588	May 2023	GSI	—	1,504	1,504
Receive	SK Innovation Company, Ltd.	1-Month USD OBFR + 0.55%	Monthly	USD	346,251	May 2023	GSI	—	(60,911)	(60,911)
Receive	SK Innovation Company, Ltd.	1-Month USD OBFR + 0.55%	Monthly	USD	1,244,500	May 2023	GSI	—	(218,928)	(218,928)
Receive	Smith & Nephew PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	6,841	May 2023	GSI	—	(69)	(69)
Receive	Standard Chartered PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	157,133	May 2023	GSI	—	12,249	12,249
Receive	Standard Chartered PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	1,964,043	May 2023	GSI	—	153,105	153,105
Receive	Standard Chartered PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	382,371	May 2023	GSI	—	29,807	29,807
Receive	Standard Chartered PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	74,805	May 2023	GSI	—	5,831	5,831
Receive	Syneos Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,702,472	May 2023	GSI	—	61,823	61,823
Receive	Synovus Financial Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	926,211	May 2023	GSI	—	13,351	13,351
Receive	T&D Holdings, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	11,125,470	May 2023	GSI	—	2,187	2,187
Receive	Talanx AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	599,685	May 2023	GSI	—	(2,175)	(2,175)
Receive	Tecan Group AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	10,041	May 2023	GSI	—	(139)	(139)
Receive	Teleflex, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	35,731	May 2023	GSI	—	(1,621)	(1,621)
Receive	Teleflex, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	156,568	May 2023	GSI	—	(7,101)	(7,101)
Receive	Teleflex, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	330,352	May 2023	GSI	—	(14,983)	(14,983)
Receive	Teleflex, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	216,337	May 2023	GSI	—	(9,812)	(9,812)
Receive	The TJX Companies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,847,535	May 2023	GSI	—	126,747	126,747
Receive	Tradeweb Markets, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	201,259	May 2023	GSI	—	(14,099)	(14,099)
Receive	UCB SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	52,909	May 2023	GSI	—	(1,827)	(1,827)
Receive	UCB SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	61,956	May 2023	GSI	—	(2,140)	(2,140)
Receive	UCB SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	90,923	May 2023	GSI	—	(3,140)	(3,140)
Receive	UCB SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	179,013	May 2023	GSI	—	(6,182)	(6,182)
Receive	UCB SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	657,114	May 2023	GSI	—	(22,692)	(22,692)
Receive	UCB SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	38,837	May 2023	GSI	—	(1,341)	(1,341)
Receive	UniCredit SpA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	2,005,945	May 2023	GSI	—	95,817	95,817
Receive	UniCredit SpA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	446,385	May 2023	GSI	—	21,322	21,322
Receive	UniCredit SpA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	834,433	May 2023	GSI	—	39,858	39,858
Receive	United Community Banks, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	375,206	May 2023	GSI	—	(4,837)	(4,837)
Receive	United Community Banks, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	388,435	May 2023	GSI	—	(5,007)	(5,007)
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	208,813	May 2023	GSI	—	4,253	4,253
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,237,599	May 2023	GSI	—	25,205	25,205
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	799,601	May 2023	GSI	—	16,285	16,285
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	626,439	May 2023	GSI	—	12,758	12,758
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	29

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	384,290	May 2023	GSI	—	$7,826	$7,826
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	370,400	May 2023	GSI	—	7,544	7,544
Receive	Venus MedTech Hangzhou, Inc., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	432,538	May 2023	GSI	—	4,666	4,666
Receive	Venus MedTech Hangzhou, Inc., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	168,520	May 2023	GSI	—	1,818	1,818
Receive	Veracyte, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	32,817	May 2023	GSI	—	3,236	3,236
Receive	Veracyte, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	61,925	May 2023	GSI	—	6,107	6,107
Receive	Western Alliance Bancorp	1-Month USD OBFR + 0.20%	Monthly	USD	487,276	May 2023	GSI	—	(59,301)	(59,301)
Receive	Western Alliance Bancorp	1-Month USD OBFR + 0.20%	Monthly	USD	772,688	May 2023	GSI	—	(94,035)	(94,035)
Receive	Western Alliance Bancorp	1-Month USD OBFR + 0.20%	Monthly	USD	1,037,438	May 2023	GSI	—	(126,255)	(126,255)
Receive	Western Alliance Bancorp	1-Month USD OBFR + 0.20%	Monthly	USD	500,599	May 2023	GSI	—	(60,820)	(60,820)
Receive	Zai Lab, Ltd., ADR	1-Month USD OBFR + 0.20%	Monthly	USD	24,952	May 2023	GSI	—	(1,218)	(1,218)
Receive	Zai Lab, Ltd., ADR	1-Month USD OBFR + 0.20%	Monthly	USD	339,300	May 2023	GSI	—	(16,569)	(16,569)
Receive	Zhejiang HangKe Technology, Inc., Company, Class A	1-Month USD OBFR + 0.75%	Monthly	USD	5,464	May 2023	GSI	—	(78)	(78)
Receive	Zhejiang HangKe Technology, Inc., Company, Class A	1-Month USD OBFR + 0.75%	Monthly	USD	4,203	May 2023	GSI	—	(60)	(60)
Receive	Zhejiang HangKe Technology, Inc., Company, Class A	1-Month USD OBFR + 0.75%	Monthly	USD	5,506	May 2023	GSI	—	(79)	(79)
Receive	Zoetis, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	2,361,316	May 2023	GSI	—	(22,352)	(22,352)
Receive	Adobe, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	294,768	May 2023	JPM	—	11,330	11,330
Receive	Advanced Micro Devices, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	263,042	May 2023	JPM	—	(42,360)	(42,360)
Receive	Advanced Micro Devices, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,335,359	May 2023	JPM	—	(215,046)	(215,046)
Receive	Advanced Micro Devices, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	941,613	May 2023	JPM	—	(151,637)	(151,637)
Receive	AerCap Holdings NV	1-Month USD OBFR + 0.20%	Monthly	USD	228,188	May 2023	JPM	—	(9,053)	(9,053)
Receive	AerCap Holdings NV	1-Month USD OBFR + 0.20%	Monthly	USD	699,911	May 2023	JPM	—	(27,769)	(27,769)
Receive	Agilent Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,956,616	May 2023	JPM	—	(119,792)	(119,792)
Receive	Airbnb, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	513,197	May 2023	JPM	—	(26,286)	(26,286)
Receive	Akeso, Inc.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	4,830,057	May 2023	JPM	—	(133,730)	(133,730)
Receive	Akeso, Inc.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	165,402	May 2023	JPM	—	(4,580)	(4,580)
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	19,058	May 2023	JPM	—	258	258
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	240,271	May 2023	JPM	—	3,252	3,252
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	43,230	May 2023	JPM	—	585	585
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	186,285	May 2023	JPM	—	(9,691)	(9,691)
Receive	Allfunds Group PLC	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	176,112	May 2023	JPM	—	(47,474)	(47,474)
Receive	Allfunds Group PLC	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	1,083,414	May 2023	JPM	—	(292,054)	(292,054)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,092,454	May 2023	JPM	—	(123,404)	(123,404)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	170,599	May 2023	JPM	—	(19,271)	(19,271)
Receive	Alphabet, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	3,504,996	May 2023	JPM	—	(63,532)	(63,532)
Receive	Alphabet, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	1,060,868	May 2023	JPM	—	(19,229)	(19,229)
Receive	Alphabet, Inc., Class C	1-Month USD OBFR + 0.20%	Monthly	USD	3,868,063	May 2023	JPM	—	(55,661)	(55,661)
Receive	Amazon.com, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	4,726,907	May 2023	JPM	—	(426,060)	(426,060)
Receive	Amazon.com, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	305,704	May 2023	JPM	—	(27,555)	(27,555)
Receive	Amazon.com, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	167,644	May 2023	JPM	—	(15,111)	(15,111)
Receive	Amerant Bancorp, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	545,248	May 2023	JPM	—	718	718
Receive	American Express Company	1-Month USD OBFR + 0.20%	Monthly	USD	606,485	May 2023	JPM	—	29,864	29,864
Receive	American Express Company	1-Month USD OBFR + 0.20%	Monthly	USD	1,041,453	May 2023	JPM	—	32,432	32,432
30	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Anthem, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	2,597,649	May 2023	JPM	—	$(98,164)	$(98,164)
Receive	Ares Management Corp., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	418,369	May 2023	JPM	—	31,652	31,652
Receive	Ares Management Corp., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	1,159,813	May 2023	JPM	—	87,747	87,747
Receive	ASML Holding NV, NYRS	1-Month USD OBFR + 0.20%	Monthly	USD	2,157,969	May 2023	JPM	—	(198,557)	(198,557)
Receive	ASML Holding NV, NYRS	1-Month USD OBFR + 0.20%	Monthly	USD	1,156,534	May 2023	JPM	—	(106,414)	(106,414)
Receive	ASML Holding NV, NYRS	1-Month USD OBFR + 0.20%	Monthly	USD	395,951	May 2023	JPM	—	(36,432)	(36,432)
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	10,015,932	May 2023	JPM	—	(2,049)	(2,049)
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	35,120,430	May 2023	JPM	—	(7,186)	(7,186)
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	54,908,838	May 2023	JPM	—	(11,234)	(11,234)
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	4,758,804	May 2023	JPM	—	(974)	(974)
Receive	AstraZeneca PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	380,700	May 2023	JPM	—	11,336	11,336
Receive	Atlassian Corp. PLC, Class A	1-Month USD OBFR + 0.20%	Monthly	USD	1,824,964	May 2023	JPM	—	74,029	74,029
Receive	Atlassian Corp. PLC, Class A	1-Month USD OBFR + 0.20%	Monthly	USD	489,586	May 2023	JPM	—	19,860	19,860
Receive	AXA SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	76,903	May 2023	JPM	—	3,644	3,644
Receive	Baidu, Inc., Class A	1-Month HKD HIBOR + 0.30%	Monthly	HKD	4,213,339	May 2023	JPM	—	59,478	59,478
Receive	Baidu, Inc., Class A	1-Month HKD HIBOR + 0.30%	Monthly	HKD	3,827,476	May 2023	JPM	—	54,031	54,031
Receive	Bank Rakyat Indonesia Persero Tbk PT	1-Month USD OBFR + 1.20%	Monthly	USD	72,630	May 2023	JPM	$(1)	(2,460)	(2,461)
Receive	Bank Rakyat Indonesia Persero Tbk PT	1-Month USD OBFR + 1.20%	Monthly	USD	541,217	May 2023	JPM	(1)	(18,335)	(18,336)
Receive	Baxter International, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	4,481	May 2023	JPM	—	(124)	(124)
Receive	Baxter International, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	626,442	May 2023	JPM	—	(17,372)	(17,372)
Receive	Becton, Dickinson and Company	1-Month USD OBFR + 0.20%	Monthly	USD	700,166	May 2023	JPM	—	3,163	3,163
Receive	Becton, Dickinson and Company	1-Month USD OBFR + 0.20%	Monthly	USD	259,780	May 2023	JPM	—	1,173	1,173
Receive	Becton, Dickinson and Company	1-Month USD OBFR + 0.20%	Monthly	USD	736,337	May 2023	JPM	—	3,326	3,326
Receive	BioAtla, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	497,987	May 2023	JPM	—	(227,121)	(227,121)
Receive	Block, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	564,348	May 2023	JPM	—	(101,312)	(101,312)
Receive	Blueprint Medicines Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	2,783,232	May 2023	JPM	—	(483,784)	(483,784)
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	442,124	May 2023	JPM	—	(1,623)	(1,623)
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	191,142	May 2023	JPM	—	(702)	(702)
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	917,309	May 2023	JPM	—	(3,368)	(3,368)
Receive	Brenntag SE	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	1,486,659	May 2023	JPM	—	(87,148)	(87,148)
Receive	Brenntag SE	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	169,771	May 2023	JPM	—	(9,952)	(9,952)
Receive	Cardlytics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	294,117	May 2023	JPM	—	37,234	37,234
Receive	Centamin PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	254,046	May 2023	JPM	—	2,473	2,473
Receive	Centamin PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	508,576	May 2023	JPM	—	4,950	4,950
Receive	Centamin PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	98,657	May 2023	JPM	—	960	960
Receive	Centamin PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	159,019	May 2023	JPM	—	(3,270)	(3,270)
Receive	Centamin PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	200,124	May 2023	JPM	—	(5,244)	(5,244)
Receive	Centamin PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	238,264	May 2023	JPM	—	(7,159)	(7,159)
Receive	Centamin PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	126,938	May 2023	JPM	—	(2,026)	(2,026)
Receive	Ceridian HCM Holding, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,130,551	May 2023	JPM	—	(208,564)	(208,564)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	31

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Ceridian HCM Holding, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	369,476	May 2023	JPM	—	$(68,161)	$(68,161)
Receive	Commerzbank AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	13,892	May 2023	JPM	—	454	454
Receive	Commerzbank AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	55,017	May 2023	JPM	—	1,799	1,799
Receive	Commerzbank AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	502,126	May 2023	JPM	—	16,421	16,421
Receive	Covestro AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	382,343	May 2023	JPM	—	(28,251)	(28,251)
Receive	Covestro AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	1,056,374	May 2023	JPM	—	(78,053)	(78,053)
Receive	Covetrus, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	28,914	May 2023	JPM	—	11	11
Receive	Covetrus, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,136,263	May 2023	JPM	—	416	416
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	10,765,131	May 2023	JPM	—	(9,361)	(9,361)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	17,712,045	May 2023	JPM	—	(15,403)	(15,403)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	31,011,162	May 2023	JPM	—	(26,968)	(26,968)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	31,011,162	May 2023	JPM	—	(26,968)	(26,968)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	11,492,000	May 2023	JPM	—	(9,994)	(9,994)
Receive	Dassault Aviation SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	224,422	May 2023	JPM	—	11,941	11,941
Receive	Dassault Aviation SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	527,119	May 2023	JPM	—	28,047	28,047
Receive	Dassault Aviation SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	937,365	May 2023	JPM	—	11,865	11,865
Receive	Dassault Aviation SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	271,558	May 2023	JPM	—	7,236	7,236
Receive	Dynatrace, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	411,902	May 2023	JPM	—	8,742	8,742
Receive	East Japan Railway Company	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	262,126,400	May 2023	JPM	—	(176,675)	(176,675)
Receive	Ebusco Holding BV	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	53,082	May 2023	JPM	—	(8,499)	(8,499)
Receive	Ebusco Holding BV	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	147,501	May 2023	JPM	—	(23,617)	(23,617)
Receive	Ebusco Holding BV	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	193,482	May 2023	JPM	—	(30,980)	(30,980)
Receive	Ebusco Holding BV	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	42,174	May 2023	JPM	—	(6,753)	(6,753)
Receive	Ebusco Holding BV	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	181,332	May 2023	JPM	—	(29,034)	(29,034)
Receive	Ebusco Holding BV	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	168,345	May 2023	JPM	—	(26,955)	(26,955)
Receive	Edwards Lifesciences Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	611,421	May 2023	JPM	—	(72,743)	(72,743)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	9,313,530	May 2023	JPM	—	(10,071)	(10,071)
Receive	Elanco Animal Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	512,244	May 2023	JPM	—	(34,246)	(34,246)
Receive	Eli Lilly & Company	1-Month USD OBFR + 0.20%	Monthly	USD	1,817,252	May 2023	JPM	—	(106,733)	(106,733)
Receive	Eli Lilly & Company	1-Month USD OBFR + 0.20%	Monthly	USD	2,851,511	May 2023	JPM	—	(167,479)	(167,479)
Receive	Eli Lilly & Company	1-Month USD OBFR + 0.20%	Monthly	USD	1,108,140	May 2023	JPM	—	(3,911)	(3,911)
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	30,368	May 2023	JPM	—	(1,893)	(1,893)
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	214,833	May 2023	JPM	—	(13,393)	(13,393)
Receive	ENEOS Holdings, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	3,418,870	May 2023	JPM	—	1,093	1,093
32	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Engie SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	2,789	May 2023	JPM	—	$97	$97
Receive	Engie SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	15,591	May 2023	JPM	—	543	543
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	14,654	May 2023	JPM	—	(830)	(830)
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	362,092	May 2023	JPM	—	(20,507)	(20,507)
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,446,103	May 2023	JPM	—	(81,901)	(81,901)
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	16,519	May 2023	JPM	—	(936)	(936)
Receive	Galaxy Entertainment Group, Ltd.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	12,379,500	May 2023	JPM	—	236,070	236,070
Receive	Gilead Sciences, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	4,204,557	May 2023	JPM	—	(204,667)	(204,667)
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	254,478	May 2023	JPM	—	5,966	5,966
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	84,045	May 2023	JPM	—	1,970	1,970
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	287,569	May 2023	JPM	—	6,742	6,742
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	574,845	May 2023	JPM	—	13,476	13,476
Receive	GoDaddy, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	2,144,624	May 2023	JPM	—	(99,039)	(99,039)
Receive	HCA Healthcare, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,500,213	May 2023	JPM	—	(109,885)	(109,885)
Receive	Health Catalyst, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	614,808	May 2023	JPM	—	(100,429)	(100,429)
Receive	Health Catalyst, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	42,162	May 2023	JPM	—	(6,887)	(6,887)
Receive	Health Catalyst, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	79,580	May 2023	JPM	—	(12,999)	(12,999)
Receive	Health Catalyst, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	8,061	May 2023	JPM	—	(1,317)	(1,317)
Receive	Hologic, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	425,904	May 2023	JPM	—	(3,210)	(3,210)
Receive	Hologic, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	85,124	May 2023	JPM	—	(642)	(642)
Receive	Hologic, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	340,780	May 2023	JPM	—	(2,568)	(2,568)
Receive	Hope Education Group Company, Ltd.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	24,640	May 2023	JPM	—	(970)	(970)
Receive	HubSpot, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	655,435	May 2023	JPM	—	(30,872)	(30,872)
Receive	Humana, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	2,638,800	May 2023	JPM	—	(363,060)	(363,060)
Receive	Humana, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	740,724	May 2023	JPM	—	(101,913)	(101,913)
Receive	Hutchmed China, Ltd., ADR	1-Month USD OBFR + 0.20%	Monthly	USD	20,439	May 2023	JPM	—	(2,818)	(2,818)
Receive	IDEXX Laboratories, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,284,779	May 2023	JPM	—	(167,945)	(167,945)
Receive	IDEXX Laboratories, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	231,634	May 2023	JPM	—	(30,279)	(30,279)
Receive	IHS Markit, Ltd.	1-Month USD OBFR + 0.20%	Monthly	USD	307,559	May 2023	JPM	—	(27,192)	(27,192)
Receive	IHS Markit, Ltd.	1-Month USD OBFR + 0.20%	Monthly	USD	658,744	May 2023	JPM	—	(58,240)	(58,240)
Receive	Insulet Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	1,466,028	May 2023	JPM	—	(43,030)	(43,030)
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	7,223,987	May 2023	JPM	—	296,552	296,552
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	590,995	May 2023	JPM	—	24,262	24,262
Receive	Integra LifeSciences Holdings Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	890,497	May 2023	JPM	—	(15,443)	(15,443)
Receive	Intermediate Capital Group PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	1,781,230	May 2023	JPM	—	(261,595)	(261,595)
Receive	Intermediate Capital Group PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	487,946	May 2023	JPM	—	(77,300)	(77,300)
Receive	Intesa Sanpaolo SpA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	1,127,547	May 2023	JPM	—	119,067	119,067
Receive	Johnson & Johnson	1-Month USD OBFR + 0.20%	Monthly	USD	703,346	May 2023	JPM	—	154	154
Receive	Karuna Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	26,001	May 2023	JPM	—	(3,017)	(3,017)
Receive	KB Financial Group, Inc.	1-Month USD OBFR + 0.50%	Monthly	USD	1,849	May 2023	JPM	—	83	83
Receive	KBC Ancora	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	466,878	May 2023	JPM	—	(14,602)	(14,602)
Receive	Laboratory Corp. of America Holdings	1-Month USD OBFR + 0.20%	Monthly	USD	472,554	May 2023	JPM	—	(25,170)	(25,170)
Receive	Laboratory Corp. of America Holdings	1-Month USD OBFR + 0.20%	Monthly	USD	2,198,852	May 2023	JPM	—	(117,119)	(117,119)
Receive	Laboratory Corp. of America Holdings	1-Month USD OBFR + 0.20%	Monthly	USD	40,120	May 2023	JPM	—	(2,137)	(2,137)
Receive	Laboratory Corp. of America Holdings	1-Month USD OBFR + 0.20%	Monthly	USD	1,019,616	May 2023	JPM	—	(54,308)	(54,308)
Receive	Laboratory Corp. of America Holdings	1-Month USD OBFR + 0.20%	Monthly	USD	309,782	May 2023	JPM	—	(16,500)	(16,500)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	70,797	May 2023	JPM	—	(641)	(641)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	33

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Lloyds Banking Group PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	210,364	May 2023	JPM	—	$5,062	$5,062
Receive	Lloyds Banking Group PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	688,703	May 2023	JPM	—	16,572	16,572
Receive	Lloyds Banking Group PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	396,251	May 2023	JPM	—	9,535	9,535
Receive	Lloyds Banking Group PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	415,603	May 2023	JPM	—	10,000	10,000
Receive	Lonza Group AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	600,768	May 2023	JPM	—	(69,191)	(69,191)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	200,761	May 2023	JPM	—	(59,670)	(59,670)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	117,049	May 2023	JPM	—	(34,790)	(34,790)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	58,648	May 2023	JPM	—	(17,431)	(17,431)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	527,418	May 2023	JPM	—	(156,760)	(156,760)
Receive	Mastercard, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	184,707	May 2023	JPM	—	6,373	6,373
Receive	Match Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	248,781	May 2023	JPM	—	(25,456)	(25,456)
Receive	Match Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	3,012	May 2023	JPM	—	(308)	(308)
Receive	Meta Platforms, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	1,331,042	May 2023	JPM	—	(45,046)	(45,046)
Receive	Meta Platforms, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	473,288	May 2023	JPM	—	(16,017)	(16,017)
Receive	Meta Platforms, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	422,069	May 2023	JPM	—	(14,284)	(14,284)
Receive	Meta Platforms, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	450,596	May 2023	JPM	—	(15,249)	(15,249)
Receive	Molecular Partners AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	236,458	May 2023	JPM	—	157,879	157,879
Receive	Molecular Partners AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	16,030	May 2023	JPM	—	10,703	10,703
Receive	Molecular Partners AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	2,386	May 2023	JPM	—	1,593	1,593
Receive	Molecular Partners AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	13,345	May 2023	JPM	—	8,910	8,910
Receive	Molecular Partners AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	14,334	May 2023	JPM	—	9,571	9,571
Receive	Molecular Partners AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	1,711	May 2023	JPM	—	1,143	1,143
Receive	Molecular Partners AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	26,046	May 2023	JPM	—	17,391	17,391
Receive	Molecular Partners AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	94,231	May 2023	JPM	—	62,917	62,917
Receive	Molecular Partners AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	63,711	May 2023	JPM	—	42,539	42,539
Receive	Molecular Partners AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	63,428	May 2023	JPM	—	42,350	42,350
Receive	Molecular Partners AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	41,448	May 2023	JPM	—	27,674	27,674
Receive	Molecular Partners AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	30,223	May 2023	JPM	—	20,179	20,179
Receive	Molecular Partners AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	59,189	May 2023	JPM	—	39,520	39,520
Receive	Molecular Partners AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	68,625	May 2023	JPM	—	45,820	45,820
Receive	Molina Healthcare, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	303,721	May 2023	JPM	—	(11,846)	(11,846)
Receive	Morgan Stanley	1-Month USD OBFR + 0.20%	Monthly	USD	2,981,461	May 2023	JPM	—	45,183	45,183
Receive	Morgan Stanley	1-Month USD OBFR + 0.20%	Monthly	USD	722,741	May 2023	JPM	—	10,953	10,953
Receive	Morgan Stanley	1-Month USD OBFR + 0.20%	Monthly	USD	1,280,558	May 2023	JPM	—	19,407	19,407
Receive	Morgan Stanley	1-Month USD OBFR + 0.20%	Monthly	USD	1,057,881	May 2023	JPM	—	35,883	35,883
Receive	Morgan Stanley	1-Month USD OBFR + 0.20%	Monthly	USD	1,076,495	May 2023	JPM	—	47,423	47,423
Receive	NeoGenomics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	92,412	May 2023	JPM	—	(22,578)	(22,578)
34	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	NeoGenomics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	342,453	May 2023	JPM	—	$(83,668)	$(83,668)
Receive	NeoGenomics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	176,355	May 2023	JPM	—	(43,087)	(43,087)
Receive	NeoGenomics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	8,558	May 2023	JPM	—	(2,091)	(2,091)
Receive	Novartis AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	681,240	May 2023	JPM	—	(5,293)	(5,293)
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	6,408,167	May 2023	JPM	—	403	403
Receive	Palo Alto Networks, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	2,279,948	May 2023	JPM	—	56,203	56,203
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,970,192	May 2023	JPM	—	(90,326)	(90,326)
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	599,747	May 2023	JPM	—	(27,496)	(27,496)
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	599,636	May 2023	JPM	—	(27,491)	(27,491)
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,250,841	May 2023	JPM	—	(66,340)	(66,340)
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,022,702	May 2023	JPM	—	(46,887)	(46,887)
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	445,040	May 2023	JPM	—	(11,409)	(11,409)
Receive	Popular, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	207,226	May 2023	JPM	—	6,654	6,654
Receive	Popular, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	533,483	May 2023	JPM	—	17,131	17,131
Receive	POSCO	1-Month USD OBFR + 0.50%	Monthly	USD	1,616,435	May 2023	JPM	—	(224,750)	(224,750)
Receive	Quidel Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	574,784	May 2023	JPM	—	(106,361)	(106,361)
Receive	Quidel Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	6,847	May 2023	JPM	—	(1,267)	(1,267)
Receive	Quidel Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	188,552	May 2023	JPM	—	(34,891)	(34,891)
Receive	Redwood Trust, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	809,873	May 2023	JPM	—	(42,464)	(42,464)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	17,435,925	May 2023	JPM	—	(2,687)	(2,687)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	50,017,500	May 2023	JPM	—	(7,709)	(7,709)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	63,864,450	May 2023	JPM	—	(9,843)	(9,843)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	16,812,900	May 2023	JPM	—	(2,591)	(2,591)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	3,501,225	May 2023	JPM	—	(540)	(540)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	17,181,450	May 2023	JPM	—	(2,648)	(2,648)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	59,547,150	May 2023	JPM	—	(9,178)	(9,178)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	31,423,275	May 2023	JPM	—	(4,843)	(4,843)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	6,089,850	May 2023	JPM	—	(939)	(939)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	6,712,875	May 2023	JPM	—	(1,035)	(1,035)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	12,442,950	May 2023	JPM	—	(1,918)	(1,918)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	15,935,400	May 2023	JPM	—	(2,456)	(2,456)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	4,966,650	May 2023	JPM	—	(766)	(766)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	17,655,300	May 2023	JPM	—	(2,721)	(2,721)
Receive	Rohm Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	130,080,000	May 2023	JPM	—	(119,641)	(119,641)
Receive	Roku, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	837,394	May 2023	JPM	—	(139,191)	(139,191)
Receive	salesforce.com, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	207,863	May 2023	JPM	—	4,490	4,490
Receive	Sempra Energy	1-Month USD OBFR + 0.20%	Monthly	USD	1,257,537	May 2023	JPM	—	37,623	37,623
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	115,573	May 2023	JPM	—	(184)	(184)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	54,439	May 2023	JPM	—	(89)	(89)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	80,029	May 2023	JPM	—	(131)	(131)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	65,026	May 2023	JPM	—	(106)	(106)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	77,305	May 2023	JPM	—	(126)	(126)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	82,744	May 2023	JPM	—	(135)	(135)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	272,450	May 2023	JPM	—	(445)	(445)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	35

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	342,574	May 2023	JPM	—	$(559)	$(559)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	87,375	May 2023	JPM	—	(143)	(143)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	202,851	May 2023	JPM	—	(331)	(331)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	76,342	May 2023	JPM	—	(125)	(125)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	81,615	May 2023	JPM	—	(133)	(133)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	243,931	May 2023	JPM	—	(398)	(398)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	52,766	May 2023	JPM	—	(86)	(86)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	78,618	May 2023	JPM	—	(128)	(128)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	72,527	May 2023	JPM	—	(118)	(118)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	46,218	May 2023	JPM	—	(75)	(75)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	101,416	May 2023	JPM	—	(166)	(166)
Receive	Shell PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	1,792,439	May 2023	JPM	—	—	—
Receive	Stryker Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	1,507,993	May 2023	JPM	—	(129,024)	(129,024)
Receive	Syneos Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	261,448	May 2023	JPM	—	(9,107)	(9,107)
Receive	Syneos Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	14,072	May 2023	JPM	—	(490)	(490)
Receive	T&D Holdings, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	27,346,640	May 2023	JPM	—	18,121	18,121
Receive	T&D Holdings, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	1,189,739	May 2023	JPM	—	788	788
Receive	T&D Holdings, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	2,666,107	May 2023	JPM	—	1,554	1,554
Receive	T&D Holdings, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	1,248,662	May 2023	JPM	—	144	144
Receive	T&D Holdings, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	1,472,092	May 2023	JPM	—	(438)	(438)
Receive	T&D Holdings, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	329,434	May 2023	JPM	—	(144)	(144)
Receive	Teleflex, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	372,020	May 2023	JPM	—	(20,955)	(20,955)
Receive	Teleflex, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	868,596	May 2023	JPM	—	(48,926)	(48,926)
Receive	Thermo Fisher Scientific, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,246,318	May 2023	JPM	—	(74,676)	(74,676)
Receive	Thermo Fisher Scientific, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	772,531	May 2023	JPM	—	(46,308)	(46,308)
Receive	Thermo Fisher Scientific, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,342,807	May 2023	JPM	—	(80,492)	(80,492)
Receive	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	2	May 2023	JPM	—	—	—
Receive	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS + 0.02%	Monthly	JPY	369,069,723	May 2023	JPM	—	78,094	78,094
Receive	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS + 0.10%	Monthly	JPY	233,806,277	May 2023	JPM	—	(49,908)	(49,908)
Receive	TotalEnergies SE	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	2,217,924	May 2023	JPM	—	291,070	291,070
Receive	Tower Semiconductor, Ltd.	1-Month USD OBFR + 0.20%	Monthly	USD	90,646	May 2023	JPM	—	(12,173)	(12,173)
Receive	Tower Semiconductor, Ltd.	1-Month USD OBFR + 0.20%	Monthly	USD	30,189	May 2023	JPM	—	(4,054)	(4,054)
Receive	TP ICAP Group PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	528,585	May 2023	JPM	—	(101,123)	(101,123)
Receive	TP ICAP Group PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	150,213	May 2023	JPM	—	(12,505)	(12,505)
36	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	UniCredit SpA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	951,069	May 2023	JPM	—	$(18,337)	$(18,337)
Receive	UniCredit SpA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	809,977	May 2023	JPM	—	8,385	8,385
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	3,338,706	May 2023	JPM	—	(117,350)	(117,350)
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,278,091	May 2023	JPM	—	(44,923)	(44,923)
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	525,437	May 2023	JPM	—	(18,468)	(18,468)
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,574,353	May 2023	JPM	—	(55,336)	(55,336)
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	343,762	May 2023	JPM	—	(12,083)	(12,083)
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,772,678	May 2023	JPM	—	(62,307)	(62,307)
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	660,592	May 2023	JPM	—	(23,219)	(23,219)
Receive	Venus MedTech Hangzhou, Inc., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	117,759	May 2023	JPM	—	2,776	2,776
Receive	Venus MedTech Hangzhou, Inc., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	139,154	May 2023	JPM	—	3,281	3,281
Receive	Venus MedTech Hangzhou, Inc., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	276,981	May 2023	JPM	—	6,531	6,531
Receive	Venus MedTech Hangzhou, Inc., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	294,092	May 2023	JPM	—	6,934	6,934
Receive	Venus MedTech Hangzhou, Inc., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	354,858	May 2023	JPM	—	8,367	8,367
Receive	Venus MedTech Hangzhou, Inc., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	21,420	May 2023	JPM	—	505	505
Receive	Venus MedTech Hangzhou, Inc., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	84,584	May 2023	JPM	—	1,994	1,994
Receive	Venus MedTech Hangzhou, Inc., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	217,337	May 2023	JPM	—	5,057	5,057
Receive	Venus MedTech Hangzhou, Inc., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	182,223	May 2023	JPM	—	4,296	4,296
Receive	Venus MedTech Hangzhou, Inc., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	182,223	May 2023	JPM	—	4,296	4,296
Receive	Waters Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	1,793,988	May 2023	JPM	—	(162,953)	(162,953)
Receive	Western Alliance Bancorp	1-Month USD OBFR + 0.20%	Monthly	USD	934,522	May 2023	JPM	—	(135,325)	(135,325)
Receive	XP, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	57,090	May 2023	JPM	—	14,016	14,016
Receive	Abcam PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	13,089	May 2023	MSI	—	(296)	(296)
Receive	Abcam PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	203,115	May 2023	MSI	—	(4,594)	(4,594)
Receive	Abcam PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	209,053	May 2023	MSI	—	(4,728)	(4,728)
Receive	Advanced Micro Devices, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	38,524	May 2023	MSI	—	(5,166)	(5,166)
Receive	Advanced Micro Devices, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	343,827	May 2023	MSI	—	966	966
Receive	AerCap Holdings NV	1-Month USD OBFR + 0.50%	Monthly	USD	1,948,858	May 2023	MSI	—	(133,254)	(133,254)
Receive	AIA Group, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	2,396,160	May 2023	MSI	—	(6,707)	(6,707)
Receive	Airbnb, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	692,238	May 2023	MSI	—	(3,284)	(3,284)
Receive	Airbnb, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	465,926	May 2023	MSI	—	(2,211)	(2,211)
Receive	Airbnb, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	372,782	May 2023	MSI	—	19,674	19,674
Receive	Airbnb, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	244,242	May 2023	MSI	—	—	—
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	149,878	May 2023	MSI	$(21,653)	10,335	(11,318)
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	127,971	May 2023	MSI	(18,488)	8,824	(9,664)
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	710,696	May 2023	MSI	(4,517)	(49,153)	(53,670)
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	233,133	May 2023	MSI	—	(17,606)	(17,606)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	37

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	231,290	May 2023	MSI	—	$(17,363)	$(17,363)
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	223,705	May 2023	MSI	—	(16,739)	(16,739)
Receive	Align Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,024,649	May 2023	MSI	—	10,916	10,916
Receive	Allfunds Group PLC	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	535,014	May 2023	MSI	—	(116,046)	(116,046)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD OBFR + 0.25%	Monthly	USD	39,808	May 2023	MSI	—	(474)	(474)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD OBFR + 0.25%	Monthly	USD	601,301	May 2023	MSI	—	(7,161)	(7,161)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	654,193	May 2023	MSI	—	(7,741)	(7,741)
Receive	Alphabet, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	356,315	May 2023	MSI	—	(1,852)	(1,852)
Receive	Alphabet, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	1,403,499	May 2023	MSI	—	(7,646)	(7,646)
Receive	Alphabet, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	709,910	May 2023	MSI	—	(3,867)	(3,867)
Receive	Amazon.com, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	519,343	May 2023	MSI	—	28,077	28,077
Receive	Amazon.com, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	246,617	May 2023	MSI	—	—	—
Receive	Amedisys, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	686,873	May 2023	MSI	—	(4,191)	(4,191)
Receive	Amedisys, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	774,788	May 2023	MSI	—	(4,728)	(4,728)
Receive	Amerant Bancorp, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	104,372	May 2023	MSI	—	951	951
Receive	Amerant Bancorp, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	113,468	May 2023	MSI	—	1,034	1,034
Receive	Amerant Bancorp, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	272,350	May 2023	MSI	—	2,482	2,482
Receive	Amerant Bancorp, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	181,589	May 2023	MSI	—	1,655	1,655
Receive	American Express Company	1-Month USD OBFR + 0.20%	Monthly	USD	2,885,376	May 2023	MSI	—	244,225	244,225
Receive	Amicus Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	115,640	May 2023	MSI	—	(530)	(530)
Receive	Amicus Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	2,311,621	May 2023	MSI	—	(10,600)	(10,600)
Receive	Amicus Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	472,906	May 2023	MSI	—	(2,168)	(2,168)
Receive	Amicus Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	593,177	May 2023	MSI	—	(2,564)	(2,564)
Receive	Anthem, Inc.	1-Month USD OBFR + 0.50%	Monthly	USD	49,738	May 2023	MSI	—	(696)	(696)
Receive	Anthem, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,045,394	May 2023	MSI	—	(14,263)	(14,263)
Receive	Anthem, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	47,946	May 2023	MSI	—	(654)	(654)
Receive	Arch Capital Group, Ltd.	1-Month USD OBFR + 0.20%	Monthly	USD	4,380,532	May 2023	MSI	—	(25,780)	(25,780)
Receive	Arch Capital Group, Ltd.	1-Month USD OBFR + 0.20%	Monthly	USD	681,379	May 2023	MSI	—	(4,010)	(4,010)
Receive	Ares Management Corp., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	817,316	May 2023	MSI	—	41,514	41,514
Receive	Aris Water Solution, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	316,067	May 2023	MSI	—	(26,864)	(26,864)
Receive	Aris Water Solution, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	233,616	May 2023	MSI	—	(19,856)	(19,856)
Receive	ASML Holding NV, NYRS	1-Month USD OBFR + 0.20%	Monthly	USD	412,688	May 2023	MSI	—	(21,980)	(21,980)
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	3,416,099	May 2023	MSI	$(1,961)	841	(1,120)
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	1,634,709	May 2023	MSI	(939)	403	(536)
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	2,375,829	May 2023	MSI	(1,364)	585	(779)
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	1,929,999	May 2023	MSI	(1,108)	475	(633)
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	835,690	May 2023	MSI	(480)	206	(274)
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	4,726,570	May 2023	MSI	—	(1,549)	(1,549)
Receive	AstraZeneca PLC	1-Month GBP SONIA Compounded OIS + 0.50%	Monthly	GBP	552,510	May 2023	MSI	(61,405)	51,020	(10,385)
Receive	AstraZeneca PLC	1-Month GBP SONIA Compounded OIS + 0.50%	Monthly	GBP	119,886	May 2023	MSI	—	(2,253)	(2,253)
Receive	AstraZeneca PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	298,180	May 2023	MSI	—	(5,577)	(5,577)
Receive	Atlassian Corp. PLC, Class A	1-Month USD OBFR + 0.20%	Monthly	USD	704,293	May 2023	MSI	—	43,917	43,917
38	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Australia & New Zealand Banking Group, Ltd.	1-Month AUD BBSW + 0.40%	Monthly	AUD	500,819	May 2023	MSI	—	$(24,598)	$(24,598)
Receive	Avalara, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	87,764	May 2023	MSI	—	4,967	4,967
Receive	AXA SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	26,171	May 2023	MSI	—	(360)	(360)
Receive	AXA SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	530,958	May 2023	MSI	—	(7,298)	(7,298)
Receive	Bank Rakyat Indonesia Persero Tbk PT	1-Month USD OBFR + 0.75%	Monthly	USD	60,996	May 2023	MSI	—	(1,971)	(1,971)
Receive	Bank Rakyat Indonesia Persero Tbk PT	1-Month USD OBFR + 0.75%	Monthly	USD	1,159,875	May 2023	MSI	$1	(37,473)	(37,472)
Receive	Bank Rakyat Indonesia Persero Tbk PT	1-Month USD OBFR + 0.75%	Monthly	USD	306,190	May 2023	MSI	—	(9,892)	(9,892)
Receive	BAWAG Group AG	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	529,236	May 2023	MSI	—	(16,024)	(16,024)
Receive	Baxter International, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	21,122	May 2023	MSI	—	(41)	(41)
Receive	Bio-Techne Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	12,128	May 2023	MSI	—	(88)	(88)
Receive	Bloomberry Resorts Corp.	1-Month USD OBFR + 0.75%	Monthly	USD	16,306	May 2023	MSI	—	(225)	(225)
Receive	Blueprint Medicines Corp.	1-Month USD OBFR + 0.50%	Monthly	USD	472,988	May 2023	MSI	—	25,120	25,120
Receive	Blueprint Medicines Corp.	1-Month USD OBFR + 0.50%	Monthly	USD	512,050	May 2023	MSI	—	27,194	27,194
Receive	Blueprint Medicines Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	27,431	May 2023	MSI	—	1,470	1,470
Receive	Blueprint Medicines Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	21,945	May 2023	MSI	—	1,176	1,176
Receive	Blueprint Medicines Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	114,041	May 2023	MSI	—	6,110	6,110
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	62,616	May 2023	MSI	—	(1,888)	(1,888)
Receive	British American Tobacco PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	4,593,510	May 2023	MSI	—	164,938	164,938
Receive	Cano Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	395,907	May 2023	MSI	—	(30,533)	(30,533)
Receive	Celldex Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,049,890	May 2023	MSI	—	(2,088)	(2,088)
Receive	Celldex Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	109,052	May 2023	MSI	—	(217)	(217)
Receive	Celldex Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	62,710	May 2023	MSI	—	(125)	(125)
Receive	Celldex Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	564,484	May 2023	MSI	—	(1,122)	(1,122)
Receive	Ceridian HCM Holding, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	405,978	May 2023	MSI	—	(21,153)	(21,153)
Receive	Ceridian HCM Holding, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	161,160	May 2023	MSI	—	(8,397)	(8,397)
Receive	Ceridian HCM Holding, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	161,320	May 2023	MSI	—	(8,405)	(8,405)
Receive	Ceridian HCM Holding, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	233,607	May 2023	MSI	—	—	—
Receive	China Gas Holdings, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	6,531,396	May 2023	MSI	—	(99,363)	(99,363)
Receive	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	1,120,562	May 2023	MSI	—	142,874	142,874
Receive	Commerzbank AG	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	219,274	May 2023	MSI	—	8,467	8,467
Receive	Commerzbank AG	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	468,019	May 2023	MSI	—	18,072	18,072
Receive	DISH Network Corp., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	84,842	May 2023	MSI	—	(10,746)	(10,746)
Receive	Dynatrace, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,144,741	May 2023	MSI	—	88,957	88,957
Receive	Dynatrace, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	278,576	May 2023	MSI	—	21,648	21,648
Receive	Dynatrace, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	480,242	May 2023	MSI	—	37,319	37,319
Receive	Dynatrace, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	369,941	May 2023	MSI	—	28,748	28,748
Receive	Dynatrace, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	639,151	May 2023	MSI	—	49,668	49,668
Receive	Dynatrace, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	937,985	May 2023	MSI	—	72,890	72,890
Receive	Dynatrace, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	191,795	May 2023	MSI	—	17,266	17,266
Receive	Dynatrace, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	192,387	May 2023	MSI	—	16,619	16,619
Receive	Dynatrace, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	239,684	May 2023	MSI	—	—	—
Receive	Dyne Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	15,875	May 2023	MSI	—	(1,376)	(1,376)
Receive	Dyne Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	19,309	May 2023	MSI	—	(1,674)	(1,674)
Receive	Dyne Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	74,728	May 2023	MSI	—	(6,477)	(6,477)
Receive	Dyne Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	92,219	May 2023	MSI	—	(7,992)	(7,992)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	39

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Edwards Lifesciences Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	40,077	May 2023	MSI	—	$(2,307)	$(2,307)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	16,544,640	May 2023	MSI	—	(9,155)	(9,155)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	5,016,325	May 2023	MSI	—	(2,776)	(2,776)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	1,274,085	May 2023	MSI	—	(705)	(705)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	4,326,965	May 2023	MSI	—	(2,394)	(2,394)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	3,206,755	May 2023	MSI	—	(1,774)	(1,774)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	1,901,895	May 2023	MSI	—	(1,052)	(1,052)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	2,566,635	May 2023	MSI	—	(1,420)	(1,420)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	2,997,485	May 2023	MSI	—	(1,659)	(1,659)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	2,566,635	May 2023	MSI	—	(1,420)	(1,420)
Receive	Eli Lilly & Company	1-Month USD OBFR + 0.20%	Monthly	USD	592,968	May 2023	MSI	—	(4,239)	(4,239)
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	671,274	May 2023	MSI	—	7,294	7,294
Receive	Endeavour Mining PLC	1-Month CAD CDOR + 0.20%	Monthly	CAD	1,931,669	May 2023	MSI	—	39,268	39,268
Receive	Endeavour Mining PLC	1-Month CAD CDOR + 0.20%	Monthly	CAD	582,774	May 2023	MSI	—	11,847	11,847
Receive	Enel SpA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	1,899,672	May 2023	MSI	—	55,308	55,308
Receive	Engie SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	744,756	May 2023	MSI	—	(9,571)	(9,571)
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	403,072	May 2023	MSI	—	1,897	1,897
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	542,934	May 2023	MSI	—	2,555	2,555
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,226,731	May 2023	MSI	—	5,773	5,773
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	213,796	May 2023	MSI	—	1,006	1,006
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	634,883	May 2023	MSI	—	2,988	2,988
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,484,562	May 2023	MSI	—	6,987	6,987
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,623,237	May 2023	MSI	—	66,236	66,236
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	413,647	May 2023	MSI	—	36,108	36,108
Receive	FleetCor Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	486,207	May 2023	MSI	—	38	38
Receive	FleetCor Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	387,346	May 2023	MSI	—	30	30
Receive	FleetCor Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	293,249	May 2023	MSI	—	23	23
Receive	FleetCor Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	439,754	May 2023	MSI	—	34	34
Receive	FleetCor Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	598,939	May 2023	MSI	—	26,709	26,709
Receive	Ganfeng Lithium Company, Ltd., Class A	1-Month USD OBFR + 0.70%	Monthly	USD	12,039	May 2023	MSI	—	876	876
Receive	Genpact, Ltd.	1-Month USD OBFR + 0.20%	Monthly	USD	13,342	May 2023	MSI	—	(359)	(359)
Receive	Genus PLC	1-Month GBP SONIA Compounded OIS + 0.50%	Monthly	GBP	521,750	May 2023	MSI	—	(56,633)	(56,633)
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	34,127	May 2023	MSI	—	642	642
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	864,036	May 2023	MSI	—	57,094	57,094
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	504,681	May 2023	MSI	—	—	—
Receive	Grifols SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	85,369	May 2023	MSI	$(5,156)	(200)	(5,356)
Receive	Hikma Pharmaceuticals PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	151,430	May 2023	MSI	—	1,920	1,920
Receive	Humana, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	38,788	May 2023	MSI	—	518	518
Receive	Hutchmed China, Ltd., ADR	1-Month USD OBFR + 0.50%	Monthly	USD	16,919	May 2023	MSI	—	(1,840)	(1,840)
Receive	Hutchmed China, Ltd., ADR	1-Month USD OBFR + 0.75%	Monthly	USD	7,727	May 2023	MSI	—	(843)	(843)
40	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Hutchmed China, Ltd., ADR	1-Month USD OBFR + 0.25%	Monthly	USD	29,624	May 2023	MSI	—	$(3,213)	$(3,213)
Receive	Hypera SA	1-Month USD OBFR + 0.55%	Monthly	USD	65,558	May 2023	MSI	—	17,597	17,597
Receive	Hypera SA	1-Month USD OBFR + 0.55%	Monthly	USD	86,677	May 2023	MSI	—	17,709	17,709
Receive	Hypera SA	1-Month USD OBFR + 0.55%	Monthly	USD	149,685	May 2023	MSI	—	30,581	30,581
Receive	Hypera SA	1-Month USD OBFR + 0.55%	Monthly	USD	392,431	May 2023	MSI	—	80,176	80,176
Receive	Hypera SA	1-Month USD OBFR + 0.55%	Monthly	USD	188,952	May 2023	MSI	—	38,604	38,604
Receive	IHS Markit, Ltd.	1-Month USD OBFR + 0.20%	Monthly	USD	2,726,023	May 2023	MSI	—	(57,727)	(57,727)
Receive	IHS Markit, Ltd.	1-Month USD OBFR + 0.20%	Monthly	USD	611,055	May 2023	MSI	—	(12,940)	(12,940)
Receive	IHS Markit, Ltd.	1-Month USD OBFR + 0.20%	Monthly	USD	1,427,666	May 2023	MSI	—	(30,232)	(30,232)
Receive	Illumina, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,250,919	May 2023	MSI	—	(112,561)	(112,561)
Receive	Inari Medical, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	630,888	May 2023	MSI	—	(12,904)	(12,904)
Receive	Insulet Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	1,518,607	May 2023	MSI	—	89,626	89,626
Receive	Intuit, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	119,396	May 2023	MSI	—	3,854	3,854
Receive	Jamf Holding Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	1,045,129	May 2023	MSI	—	(8,814)	(8,814)
Receive	Jamf Holding Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	620,371	May 2023	MSI	—	(5,232)	(5,232)
Receive	Jamf Holding Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	491,917	May 2023	MSI	—	(4,148)	(4,148)
Receive	JD.com, Inc., Class A	1-Month HKD HIBOR + 0.40%	Monthly	HKD	1	May 2023	MSI	—	35,551	35,551
Receive	JD.com, Inc., Class A	1-Month HKD HIBOR + 0.40%	Monthly	HKD	1	May 2023	MSI	—	46,543	46,543
Receive	Johnson & Johnson	1-Month USD OBFR + 0.20%	Monthly	USD	661,048	May 2023	MSI	—	20,314	20,314
Receive	Johnson & Johnson	1-Month USD OBFR + 0.20%	Monthly	USD	1,358,690	May 2023	MSI	—	41,753	41,753
Receive	Johnson Controls International PLC	1-Month USD OBFR + 0.20%	Monthly	USD	31,167	May 2023	MSI	—	1,835	1,835
Receive	JPMorgan Chase & Co.	1-Month USD OBFR + 0.20%	Monthly	USD	58,239	May 2023	MSI	—	(662)	(662)
Receive	KLA Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	333,786	May 2023	MSI	—	40,692	40,692
Receive	Kodiak Sciences, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	81,350	May 2023	MSI	—	(5,307)	(5,307)
Receive	Kodiak Sciences, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	121,397	May 2023	MSI	—	(7,920)	(7,920)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	7,411	May 2023	MSI	—	(10)	(10)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	74,113	May 2023	MSI	—	(104)	(104)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	67,235	May 2023	MSI	—	(94)	(94)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	36,523	May 2023	MSI	—	(51)	(51)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	59,290	May 2023	MSI	—	(83)	(83)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	88,935	May 2023	MSI	—	(124)	(124)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	118,580	May 2023	MSI	—	(166)	(166)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	29,645	May 2023	MSI	—	(41)	(41)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	59,290	May 2023	MSI	—	(83)	(83)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	207,515	May 2023	MSI	—	(290)	(290)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	39,398	May 2023	MSI	—	(55)	(55)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	20,692	May 2023	MSI	—	(29)	(29)
Receive	Kymera Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	23,410	May 2023	MSI	—	1,403	1,403
Receive	Kymera Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	35,768	May 2023	MSI	—	2,143	2,143
Receive	Kymera Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	70,823	May 2023	MSI	—	4,244	4,244
Receive	Kymera Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	637,483	May 2023	MSI	—	38,199	38,199
Receive	Laboratory Corp. of America Holdings	1-Month USD OBFR + 0.20%	Monthly	USD	115,778	May 2023	MSI	—	(220)	(220)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	41

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Laboratory Corp. of America Holdings	1-Month USD OBFR + 0.20%	Monthly	USD	671,840	May 2023	MSI	—	$(1,276)	$(1,276)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	345,798	May 2023	MSI	—	(4,503)	(4,503)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	408,463	May 2023	MSI	—	(5,319)	(5,319)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	423,169	May 2023	MSI	—	(5,510)	(5,510)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	326,768	May 2023	MSI	—	(4,255)	(4,255)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	408,467	May 2023	MSI	—	(5,319)	(5,319)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	653,544	May 2023	MSI	—	(8,510)	(8,510)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	142,564	May 2023	MSI	—	(1,856)	(1,856)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	179,723	May 2023	MSI	—	(2,340)	(2,340)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	13,072	May 2023	MSI	—	(170)	(170)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	62,086	May 2023	MSI	—	(808)	(808)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	140,512	May 2023	MSI	—	(1,830)	(1,830)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	421,538	May 2023	MSI	—	(5,489)	(5,489)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	137,484	May 2023	MSI	—	(1,787)	(1,787)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	151,031	May 2023	MSI	—	(1,967)	(1,967)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	878,350	May 2023	MSI	—	(11,437)	(11,437)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	76,320	May 2023	MSI	—	(994)	(994)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	345,600	May 2023	MSI	—	(4,500)	(4,500)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	170,640	May 2023	MSI	—	(2,222)	(2,222)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	170,640	May 2023	MSI	—	(2,222)	(2,222)
Receive	Lightspeed Commerce, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	714,705	May 2023	MSI	—	(25,142)	(25,142)
Receive	Lightspeed Commerce, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	321,955	May 2023	MSI	—	—	—
Receive	M&T Bank Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	1,134,648	May 2023	MSI	—	(81,037)	(81,037)
Receive	M&T Bank Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	524,371	May 2023	MSI	—	(37,451)	(37,451)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	248,864	May 2023	MSI	—	(50,007)	(50,007)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	42,786	May 2023	MSI	—	(8,598)	(8,598)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	57,264	May 2023	MSI	—	(11,507)	(11,507)
Receive	Marvell Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	6,058	May 2023	MSI	—	(485)	(485)
Receive	Marvell Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	687,146	May 2023	MSI	—	(55,002)	(55,002)
Receive	Marvell Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	592,156	May 2023	MSI	—	(47,398)	(47,398)
Receive	Marvell Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	173,825	May 2023	MSI	—	(13,914)	(13,914)
Receive	Marvell Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	253,360	May 2023	MSI	—	(20,280)	(20,280)
Receive	Marvell Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	242,408	May 2023	MSI	—	(19,403)	(19,403)
Receive	Marvell Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	356,350	May 2023	MSI	—	(28,524)	(28,524)
Receive	Marvell Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	712,778	May 2023	MSI	—	(57,053)	(57,053)
Receive	Mastercard, Inc., Class A	1-Month USD OBFR + 0.50%	Monthly	USD	2,039,192	May 2023	MSI	—	114,126	114,126
Receive	Mastercard, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	707,692	May 2023	MSI	—	39,678	39,678
Receive	Mastercard, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	346,520	May 2023	MSI	—	19,428	19,428
Receive	Mastercard, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	499,616	May 2023	MSI	—	—	—
Receive	Match Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	108,223	May 2023	MSI	—	(2,971)	(2,971)
Receive	Match Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	272,063	May 2023	MSI	—	(7,468)	(7,468)
Receive	Match Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	304,506	May 2023	MSI	—	(8,358)	(8,358)
Receive	Match Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	84,353	May 2023	MSI	—	(2,315)	(2,315)
Receive	Match Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	164,651	May 2023	MSI	—	(4,519)	(4,519)
Receive	Match Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	88,525	May 2023	MSI	—	(2,430)	(2,430)
Receive	Match Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	312,501	May 2023	MSI	—	(8,578)	(8,578)
Receive	Match Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	264,763	May 2023	MSI	—	(7,267)	(7,267)
Receive	Match Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	434,744	May 2023	MSI	—	(11,933)	(11,933)
Receive	Micron Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	2,671,684	May 2023	MSI	—	(305,181)	(305,181)
Receive	Micron Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	778,808	May 2023	MSI	—	(88,962)	(88,962)
Receive	Micron Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	561,213	May 2023	MSI	—	(64,106)	(64,106)
42	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	252,142,200	May 2023	MSI	—	$(55,280)	$(55,280)
Receive	Molecular Partners AG	1-Month CHF SARON Compounded OIS + 0.30%	Monthly	CHF	153,481	May 2023	MSI	—	14,254	14,254
Receive	Molina Healthcare, Inc.	1-Month USD OBFR + 0.50%	Monthly	USD	1,167,728	May 2023	MSI	—	58,966	58,966
Receive	Molina Healthcare, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	369,164	May 2023	MSI	—	18,787	18,787
Receive	Molina Healthcare, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	26,527	May 2023	MSI	—	1,350	1,350
Receive	MongoDB, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	750,142	May 2023	MSI	—	34,489	34,489
Receive	MongoDB, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,431,350	May 2023	MSI	—	65,808	65,808
Receive	MongoDB, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	416,924	May 2023	MSI	—	26,656	26,656
Receive	NanoString Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	308,627	May 2023	MSI	—	14,019	14,019
Receive	NanoString Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	7,072	May 2023	MSI	—	321	321
Receive	NeoGenomics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	99,380	May 2023	MSI	—	(3,693)	(3,693)
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	13,961,250	May 2023	MSI	$(630)	(1,403)	(2,033)
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	22,812,300	May 2023	MSI	—	(3,318)	(3,318)
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	58,216,500	May 2023	MSI	(2,628)	(5,848)	(8,476)
Receive	Novartis AG	1-Month CHF SARON Compounded OIS + 0.30%	Monthly	CHF	613,346	May 2023	MSI	—	(15,525)	(15,525)
Receive	Nurix Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	36,001	May 2023	MSI	—	(2,314)	(2,314)
Receive	Nurix Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	59,670	May 2023	MSI	—	(3,835)	(3,835)
Receive	NVIDIA Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	2,204,086	May 2023	MSI	—	(120,771)	(120,771)
Receive	NVIDIA Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	654,828	May 2023	MSI	—	(35,881)	(35,881)
Receive	Olema Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	82,276	May 2023	MSI	—	(1,665)	(1,665)
Receive	Olema Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	374,615	May 2023	MSI	—	(7,580)	(7,580)
Receive	Owens & Minor, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	15,917	May 2023	MSI	—	(685)	(685)
Receive	Palo Alto Networks, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	454,645	May 2023	MSI	—	13,561	13,561
Receive	Palo Alto Networks, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	398,379	May 2023	MSI	—	11,883	11,883
Receive	Palo Alto Networks, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	467,706	May 2023	MSI	—	13,951	13,951
Receive	Palo Alto Networks, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	96,957	May 2023	MSI	—	2,892	2,892
Receive	Panasonic Corp.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	120,715,200	May 2023	MSI	—	(48,327)	(48,327)
Receive	Perella Weinberg Partners	1-Month USD OBFR + 0.20%	Monthly	USD	71,774	May 2023	MSI	—	(3,286)	(3,286)
Receive	Perella Weinberg Partners	1-Month USD OBFR + 0.20%	Monthly	USD	311,414	May 2023	MSI	—	(14,258)	(14,258)
Receive	Perella Weinberg Partners	1-Month USD OBFR + 0.20%	Monthly	USD	257,586	May 2023	MSI	—	(11,793)	(11,793)
Receive	Perella Weinberg Partners	1-Month USD OBFR + 0.20%	Monthly	USD	59,859	May 2023	MSI	—	(2,741)	(2,741)
Receive	Perella Weinberg Partners	1-Month USD OBFR + 0.20%	Monthly	USD	281,541	May 2023	MSI	—	(12,890)	(12,890)
Receive	Perella Weinberg Partners	1-Month USD OBFR + 0.20%	Monthly	USD	224,186	May 2023	MSI	—	(10,264)	(10,264)
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	200,586	May 2023	MSI	—	(3,850)	(3,850)
Receive	Popular, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	233,265	May 2023	MSI	—	(16,987)	(16,987)
Receive	Popular, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	708,008	May 2023	MSI	—	(51,560)	(51,560)
Receive	Popular, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	432,516	May 2023	MSI	—	(31,498)	(31,498)
Receive	Popular, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	288,054	May 2023	MSI	—	(20,977)	(20,977)
Receive	Popular, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	382,268	May 2023	MSI	—	(27,838)	(27,838)
Receive	Quidel Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	104,997	May 2023	MSI	—	(6,435)	(6,435)
Receive	Rand Merchant Investment Holdings, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	8,072,165	May 2023	MSI	(29,671)	58,241	28,570
Receive	Rand Merchant Investment Holdings, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	6,119,383	May 2023	MSI	—	21,610	21,610
Receive	Rand Merchant Investment Holdings, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	6,664,871	May 2023	MSI	—	23,536	23,536
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	43

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Rand Merchant Investment Holdings, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	3,778,079	May 2023	MSI	$(13,887)	$27,259	$13,372
Receive	Rand Merchant Investment Holdings, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	5,666,980	May 2023	MSI	—	20,012	20,012
Receive	Regeneron Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	4,475,964	May 2023	MSI	—	(20,785)	(20,785)
Receive	Repay Holdings Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	108,908	May 2023	MSI	—	8,075	8,075
Receive	Repay Holdings Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	251,865	May 2023	MSI	—	18,674	18,674
Receive	ROBLOX Corp., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	1,522,658	May 2023	MSI	—	(223,970)	(223,970)
Receive	ROBLOX Corp., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	355,398	May 2023	MSI	—	(52,276)	(52,276)
Receive	Rothschild & Company	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	485,817	May 2023	MSI	—	(33,516)	(33,516)
Receive	Rothschild & Company	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	574,207	May 2023	MSI	—	(39,614)	(39,614)
Receive	Rothschild & Company	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	544,785	May 2023	MSI	—	(37,584)	(37,584)
Receive	Rothschild & Company	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	65,717	May 2023	MSI	—	(4,534)	(4,534)
Receive	Rothschild & Company	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	14,279	May 2023	MSI	—	(985)	(985)
Receive	Rothschild & Company	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	45,800	May 2023	MSI	—	(3,160)	(3,160)
Receive	Rothschild & Company	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	61,396	May 2023	MSI	(4,433)	197	(4,236)
Receive	Rothschild & Company	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	473,883	May 2023	MSI	(14,072)	(18,621)	(32,693)
Receive	Sage Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	643,885	May 2023	MSI	—	(10,810)	(10,810)
Receive	salesforce.com, Inc.	1-Month USD OBFR + 0.50%	Monthly	USD	705,081	May 2023	MSI	—	20,358	20,358
Receive	salesforce.com, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	178,135	May 2023	MSI	—	5,161	5,161
Receive	Seagen, Inc.	1-Month USD OBFR + 0.50%	Monthly	USD	271,394	May 2023	MSI	—	8,585	8,585
Receive	Seagen, Inc.	1-Month USD OBFR + 0.25%	Monthly	USD	680,896	May 2023	MSI	—	21,765	21,765
Receive	Seagen, Inc.	1-Month USD OBFR + 0.25%	Monthly	USD	680,635	May 2023	MSI	—	21,756	21,756
Receive	Seagen, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	143,319	May 2023	MSI	—	4,591	4,591
Receive	Seagen, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	155,175	May 2023	MSI	—	4,970	4,970
Receive	Seagen, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,396,057	May 2023	MSI	—	44,717	44,717
Receive	Serco Group PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	7,347	May 2023	MSI	—	(96)	(96)
Receive	Serco Group PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	21,600	May 2023	MSI	—	(283)	(283)
Receive	Serco Group PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	22,725	May 2023	MSI	—	(298)	(298)
Receive	Serco Group PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	3,286	May 2023	MSI	—	(43)	(43)
Receive	Serco Group PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	7,512	May 2023	MSI	—	(98)	(98)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	7,787	May 2023	MSI	—	(49)	(49)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	35,098	May 2023	MSI	—	(220)	(220)
Receive	Shopify, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	86,482	May 2023	MSI	—	(7,422)	(7,422)
Receive	Shopify, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	36,913	May 2023	MSI	—	(3,168)	(3,168)
Receive	Shopify, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	76,990	May 2023	MSI	—	(6,608)	(6,608)
Receive	Sinoma Science & Technology Company, Ltd., Class A	1-Month USD OBFR + 0.70%	Monthly	USD	50,781	May 2023	MSI	—	(2,108)	(2,108)
Receive	Sinoma Science & Technology Company, Ltd., Class A	1-Month USD OBFR + 0.70%	Monthly	USD	583,007	May 2023	MSI	—	(24,171)	(24,171)
Receive	Smith & Nephew PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	543,051	May 2023	MSI	(52,558)	56,528	3,970
44	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Sociedad Quimica y Minera de Chile SA, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	655,378	May 2023	MSI	—	$(26,539)	$(26,539)
Receive	Standard Chartered PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	64,742	May 2023	MSI	—	2,382	2,382
Receive	Standard Chartered PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	338,134	May 2023	MSI	—	12,441	12,441
Receive	Stryker Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	21,620	May 2023	MSI	—	(981)	(981)
Receive	Stryker Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	306,324	May 2023	MSI	—	(13,897)	(13,897)
Receive	Stryker Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	260,220	May 2023	MSI	—	(11,805)	(11,805)
Receive	Stryker Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	1,315,684	May 2023	MSI	—	(59,689)	(59,689)
Receive	Synaptics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,325,504	May 2023	MSI	—	(134,151)	(134,151)
Receive	Synaptics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,019,511	May 2023	MSI	—	(103,182)	(103,182)
Receive	Syneos Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	648,344	May 2023	MSI	—	33,428	33,428
Receive	Syneos Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	259,131	May 2023	MSI	—	13,361	13,361
Receive	Syneos Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	308,547	May 2023	MSI	—	15,909	15,909
Receive	Syneos Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	886,727	May 2023	MSI	—	45,719	45,719
Receive	Synovus Financial Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	46,341	May 2023	MSI	—	(2,656)	(2,656)
Receive	T&D Holdings, Inc.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	31,436,262	May 2023	MSI	—	(12,497)	(12,497)
Receive	Talanx AG	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	536,288	May 2023	MSI	$(38,743)	20,397	(18,346)
Receive	Talanx AG	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	3,735	May 2023	MSI	—	(128)	(128)
Receive	Talanx AG	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	330,956	May 2023	MSI	—	(11,322)	(11,322)
Receive	Talanx AG	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	2,291,032	May 2023	MSI	—	(78,376)	(78,376)
Receive	Teleflex, Inc.	1-Month USD OBFR + 0.50%	Monthly	USD	3,908	May 2023	MSI	—	(189)	(189)
Receive	Teleflex, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	26,707	May 2023	MSI	—	(1,280)	(1,280)
Receive	Tenaris SA, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	1,836,216	May 2023	MSI	—	(9,904)	(9,904)
Receive	Tencent Holdings, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	3,212,640	May 2023	MSI	—	20,258	20,258
Receive	Tencent Holdings, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	12,010,618	May 2023	MSI	(34,799)	110,534	75,735
Receive	Tokio Marine Holdings, Inc.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	55,631,999	May 2023	MSI	—	(6,086)	(6,086)
Receive	Tower Semiconductor, Ltd.	1-Month USD OBFR + 0.20%	Monthly	USD	42,362	May 2023	MSI	—	(4,969)	(4,969)
Receive	Tower Semiconductor, Ltd.	1-Month USD OBFR + 0.20%	Monthly	USD	253,900	May 2023	MSI	—	(29,779)	(29,779)
Receive	Tower Semiconductor, Ltd.	1-Month USD OBFR + 0.20%	Monthly	USD	29,642	May 2023	MSI	—	(3,477)	(3,477)
Receive	Tower Semiconductor, Ltd.	1-Month USD OBFR + 0.20%	Monthly	USD	44,463	May 2023	MSI	—	(5,215)	(5,215)
Receive	Tower Semiconductor, Ltd.	1-Month USD OBFR + 0.20%	Monthly	USD	74,066	May 2023	MSI	—	(8,687)	(8,687)
Receive	Tower Semiconductor, Ltd.	1-Month USD OBFR + 0.20%	Monthly	USD	59,284	May 2023	MSI	—	(6,953)	(6,953)
Receive	Trupanion, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	511,977	May 2023	MSI	—	(10,627)	(10,627)
Receive	Twilio, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	289,929	May 2023	MSI	—	(1,593)	(1,593)
Receive	Twilio, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	327,232	May 2023	MSI	—	(1,798)	(1,798)
Receive	Twilio, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	248,274	May 2023	MSI	—	(1,364)	(1,364)
Receive	Twilio, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	564,522	May 2023	MSI	—	(3,102)	(3,102)
Receive	Uber Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	391,854	May 2023	MSI	—	2,733	2,733
Receive	Uber Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	508,992	May 2023	MSI	—	64,425	64,425
Receive	UCB SA	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	23,543	May 2023	MSI	—	(80)	(80)
Receive	Ulta Beauty, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	2,654,800	May 2023	MSI	—	(66,593)	(66,593)
Receive	UniCredit SpA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	408,851	May 2023	MSI	—	17,352	17,352
Receive	UniCredit SpA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	899,835	May 2023	MSI	—	38,189	38,189
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	45

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	United Overseas Bank, Ltd.	1-Month SGD SORA Compounded OIS + 0.40%	Monthly	SGD	2,062,346	May 2023	MSI	—	$(376)	$(376)
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	289,963	May 2023	MSI	—	7,185	7,185
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	95,425	May 2023	MSI	—	2,365	2,365
Receive	VanEck Gold Miners ETF	1-Month USD OBFR + 0.20%	Monthly	USD	3,368,693	May 2023	MSI	—	(41,036)	(41,036)
Receive	Venus MedTech Hangzhou, Inc., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	130,689	May 2023	MSI	—	1,119	1,119
Receive	Venus MedTech Hangzhou, Inc., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	69,109	May 2023	MSI	—	592	592
Receive	Veracyte, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	328,895	May 2023	MSI	—	30,861	30,861
Receive	Veracyte, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	5,391	May 2023	MSI	—	506	506
Receive	Western Alliance Bancorp	1-Month USD OBFR + 0.20%	Monthly	USD	303,773	May 2023	MSI	—	(50,469)	(50,469)
Receive	Western Alliance Bancorp	1-Month USD OBFR + 0.20%	Monthly	USD	641,800	May 2023	MSI	—	(106,629)	(106,629)
Receive	Wuxi AppTec Company, Ltd., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	743,850	May 2023	MSI	—	(13,663)	(13,663)
Receive	Wuxi AppTec Company, Ltd., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	73,341	May 2023	MSI	—	(1,347)	(1,347)
Receive	Wuxi AppTec Company, Ltd., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	148,771	May 2023	MSI	—	(2,733)	(2,733)
Receive	Wuxi AppTec Company, Ltd., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	14,617	May 2023	MSI	—	(269)	(269)
Receive	XP, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	390,854	May 2023	MSI	—	86,010	86,010
Receive	XP, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	60,906	May 2023	MSI	—	13,403	13,403
Receive	XP, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	58,258	May 2023	MSI	—	12,820	12,820
Receive	XP, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	482,473	May 2023	MSI	—	106,171	106,171
Receive	XPeng, Inc., ADR	1-Month USD OBFR + 0.20%	Monthly	USD	897,850	May 2023	MSI	—	(232,133)	(232,133)
Receive	XPeng, Inc., ADR	1-Month USD OBFR + 0.20%	Monthly	USD	556,247	May 2023	MSI	—	(143,814)	(143,814)
Receive	Zhejiang HangKe Technology, Inc., Company, Class A	1-Month USD OBFR + 0.70%	Monthly	USD	1,739,121	May 2023	MSI	—	(96,605)	(96,605)
Receive	Zoetis, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,243,362	May 2023	MSI	—	(16,300)	(16,300)
								$(628,938)	$12,294,480	$11,665,542
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
ADR	American Depositary Receipt
BBSW	Bank Bill Swap Rate
BNP	BNP Paribas
CDOR	Canadian Dollar Offered Rate
46	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

CITI	Citibank, N.A.
DB	Deutsche Bank AG
ESTR	Euro Short-Term Rate
GSI	Goldman Sachs International
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
NYRS	New York Registry Shares
OBFR	Overnight Bank Funding Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
TONAR	Tokyo Overnight Average Rate
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	47

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2022, by major security category or type:
	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$15,518,630	$14,259,678	$1,258,952	—
Consumer discretionary	23,154,928	16,435,716	6,719,212	—
Consumer staples	1,960,487	1,960,487	—	—
Energy	27,758,102	21,911,278	5,846,824	—
Financials	181,804,104	107,108,874	74,695,230	—
Health care	155,502,846	114,958,999	40,543,847	—
Industrials	61,078,098	36,051,815	25,026,283	—
Information technology	112,332,909	107,967,046	4,365,863	—
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	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Materials	$22,646,685	$10,523,083	$12,123,602	—
Real estate	6,163,423	5,922,089	241,334	—
Utilities	31,281,143	12,443,500	18,837,643	—
Preferred securities	9,189,205	—	9,189,205	—
Exchange-traded funds	5,386,090	5,386,090	—	—
Warrants	16,823	16,823	—	—
Purchased options	6,136,887	5,256,247	880,640	—
Short-term investments	416,297,696	99,278,887	317,018,809	—
Total investments in securities	$1,076,228,056	$559,480,612	$516,747,444	—
Derivatives:
Assets
Futures	$33,027	—	$33,027	—
Forward foreign currency contracts	379,885	—	379,885	—
Swap contracts	29,823,129	—	29,823,129	—
Liabilities
Forward foreign currency contracts	(724,613)	—	(724,613)	—
Written options	(165,113)	$(160,061)	(5,052)	—
Swap contracts	(18,157,587)	—	(18,157,587)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	288,434	$913,669	$24,036,815	$(22,064,692)	$(673)	$(60)	$25,130	$297	$2,885,059
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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